Logo: 5/3 Fifth Third Funds

INSTITUTIONAL MONEY MARKET
  MUTUAL FUNDS
MUNICIPAL MONEY MARKET FUND
TRUST SHARES

PROSPECTUS
OCTOBER 5, 2003

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FIFTH THIRD FUNDS
INSTITUTIONAL MONEY MARKET MUTUAL FUNDS & MUNICIPAL MONEY MARKET FUND
TRUST SHARES


TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

OBJECTIVES, STRATEGIES AND RISKS                      PAGE
Institutional Money Market Fund ....................    1
Institutional Government Money Market Fund .........    2
U.S. Treasury Money Market Fund ....................    3
Municipal Money Market Fund ........................    4

SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables .........................................    5
Expense Examples ...................................    5

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
Investment Practices ...............................    6
Investment Risks ...................................    9

FUND MANAGEMENT
Investment Advisor .................................   10



                                                      PAGE
SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares .................   11
Purchasing and Adding to Your Shares ...............   11
Shareholder Contact Information ....................   11
Selling Your Shares ................................   12
Exchanging Your Shares .............................   12
Dividends and Capital Gains ........................   13
Taxation ...........................................   13

FINANCIAL HIGHLIGHTS ...............................   14

BACK COVER
Where to learn more about Fifth Third Funds



OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about each of the Fifth Third Institutional Money Market Mutual Funds and the Fifth Third Municipal Money Market Fund (the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

Each Fund is managed by Fifth Third Asset Management, Inc. (the "Advisor").

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

There is no guarantee that any Fund will achieve its objective.

FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY MARKET


FUNDAMENTAL OBJECTIVE Current income from short-term securities consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard& Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, and credit risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

VOLATILITY AND PERFORMANCE INFORMATION This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

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FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
MONEY MARKET


FUNDAMENTAL OBJECTIVE Current income consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

Under normal circumstances, the Fund invests at least 80% of its assets in a broad range of U.S. Treasury bills and notes and other obligations issued by the U.S. Government and its agencies or instrumentalities, repurchase agreements collateralized by these securities, and shares of registered money market investment companies that invest exclusively in these securities.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include interest rate risk, net asset value risk, and credit risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

VOLATILITY AND PERFORMANCE INFORMATION This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

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FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY MARKET


FUNDAMENTAL OBJECTIVE Stability of principal and current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, and repurchase agreements collateralized by U.S. Treasury securities, and shares of registered money market investment companies that invest exclusively in these securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk and net asset value risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

FIFTH THIRD MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY MARKET


FUNDAMENTAL OBJECTIVE Maximize current income, exempt from federal income tax, while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager.

Under normal circumstances, at least 80% of its assets are invested in municipal securities, which include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. Those securities tend to be:

     o general obligation bonds where principal and interest are paid from general tax revenues received by the issuer;

     o revenue bonds, where principal and interest are paid only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

     o industrial development bonds, where principal and interest are paid only from revenues received from privately operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by U.S. Treasury securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk, and tax risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

VOLATILITY AND PERFORMANCE INFORMATION This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLES
--------------------------------------------------------------------------------

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. The Fund's fees and expenses are based upon estimated amounts for the current fiscal year.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

                                                                                MONEY MARKET FUNDS - FEE TABLE
SHAREHOLDER FEES                                                                         TRUST SHARES
-------------------------------------------------------------------------------------------------------------------------------
                                                                                FIFTH THIRD
                                                                FIFTH THIRD    INSTITUTIONAL
                                                               INSTITUTIONAL     GOVERNMENT    FIFTH THIRD U.S.   FIFTH THIRD
                                                                MONEY MARKET    MONEY MARKET    TREASURY MONEY  MUNICIPAL MONEY
                                                                    FUND            FUND          MARKET FUND     MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                    None            None             None            None
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS         None            None             None            None
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                         None            None             None            None
-------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
-------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                     0.40%           0.40%            0.40%           0.50%
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                           None            None             None            None
-------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES1                                                     0.50%           0.49%            0.49%           0.52%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                0.90%           0.89%            0.89%           1.02%
-------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT2                            0.43%           0.42%            0.42%           0.39%
-------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                        0.47%           0.47%            0.47%           0.63%
-------------------------------------------------------------------------------------------------------------------------------

1  Other expenses are based on estimated amounts for the current fiscal year.
   Trust class shareholders pay a shareholder servicing fee of up to 0.25% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.

2 The Funds' Advisor has contractually agreed to waive fees and/or reimburse expenses through November 30, 2005, to limit total annual fund operating expenses for the Institutional Money Market Fund, Institutional Government
   Money Market Fund and U.S. Treasury Money Market Fund to 0.47% and for the
   Municipal Money Market Fund to 0.63%. Under the terms of the Expense
   Limitation Agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by a Fund only during a month in which the Expense
   Limitation Agreement is in effect, but no reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described above.


EXPENSE EXAMPLE
--------------------------------------------------------------------------------

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

                                                                   1 YEAR          3 YEARS          5 YEARS        10 YEARS
---------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------
   TRUST SHARES                                                      $48            $199             $412           $1,026
---------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------
   TRUST SHARES                                                      $48            $198             $408           $1,016
---------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------
   TRUST SHARES                                                      $48            $198             $408           $1,016
---------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MUNICIPAL MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------
   TRUST SHARES                                                      $64            $245             $485           $1,175
---------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


The following policies are non-fundamental but require a notice to shareholders at least 60 days prior to any change. For purposes of the following policies, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Institutional Government Money Market Fund, under normal circumstances, invests at least 80% of its assets in U.S. Government securities.

The Municipal Money Market Fund, under normal circumstances, invests at least 80% of its assets in municipal securities.


INVESTMENT PRACTICES
--------------------------------------------------------------------------------

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

FUND NAME                                             FUND CODE
Institutional Money Market Fund                           1
Institutional Government Money Market Fund                2
U.S. Treasury Money Market Fund                           3
Municipal Money Market Fund                               4

INSTRUMENT                                                                                   FUND CODE         RISK TYPE
----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans,        1, 2, 4         Pre-Payment
truck and auto loans, leases, credit card receivables and other securities backed by                            Market
other types of receivables or other assets.                                                                     Credit
                                                                                                             Interest Rate
                                                                                                              Regulatory
                                                                                                               Liquidity
----------------------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a             1, 2, 4           Credit
commercial bank. Maturities are generally six months or less.                                                  Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
----------------------------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the            1-4             Market
bondholder a specified sum of money, usually at specific intervals, and to repay the                            Credit
principal amount of the loan at maturity.                                                                    Interest Rate
                                                                                                               Liquidity
                                                                                                               Political
----------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.                       1, 2, 4           Market
                                                                                                                Credit
                                                                                                               Liquidity
                                                                                                             Interest Rate
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by                 1, 2, 4           Credit
corporations and other entities. Maturities generally vary from a few days to nine months.                     Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
----------------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an underlying contract, index or           1-4           Management
security, or any combination thereof, including futures, options (e.g., put and calls),                         Market
options on futures, swap agreements, and some mortgage-backed securities.                                       Credit
                                                                                                               Liquidity
                                                                                                               Leverage
                                                                                                             Interest Rate
----------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Stocks issued by foreign companies, as well as commercial paper of           1              Market
foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and                          Political
supranational entities.                                                                                        Liquidity
                                                                                                          Foreign Investment
----------------------------------------------------------------------------------------------------------------------------


                                       6

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ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

INSTRUMENT                                                                                   FUND CODE          RISK TYPE
----------------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENTS: A purchase of, or contract to purchase, securities at a fixed              1-4            Leverage
price for delivery at a future date.                                                                           Liquidity
----------------------------------------------------------------------------------------------------------------------------
GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company               1-4             Credit
that guarantees a specific rate of return on the invested capital over the life of the contract.
----------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities which may be difficult to sell at an acceptable price.          1-4            Liquidity
                                                                                                                Market
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of investment companies. These investment                 1-4             Market
companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Advisor to a Fund or any of their affiliates serves as investment adviser, administrator or distributor.
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BONDS: Interest-bearing or discounted government or corporate                1, 2, 4           Market
securities that obligate the issuer to pay the bondholder a specified sum of money, usually                     Credit
at specific intervals, and to repay the principal amount of the loan at maturity. Investment                   Liquidity
grade bonds are those rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.
----------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS: A loan participation note represents participation in a corporate        1, 2, 4           Credit
loan of a commercial bank with a remaining maturity of one year or less.                                       Liquidity
                                                                                                             Interest Rate
----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar denominated debt securities             1-4             Market
that have remaining maturities of one year or less. These securities may include U.S.                           Credit
government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.
----------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of         2, 4           Pre-Payment
loans. These include collateralized mortgage obligations and real estate mortgage                               Market
investment conduits.                                                                                            Credit
                                                                                                              Regulatory
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds     1-4             Market
for various public purposes. Municipal securities include (a) governmental lease                                Credit
certificates of participation issued by state or municipal authorities where payment is                        Political
secured by installment payments for equipment, buildings, or other facilities being leased                        Tax
by the state or municipality; (b) government lease certificates purchased by the Fund will                    Regulatory
not contain nonappropriation clauses; (c) municipal notes and tax-exempt commercial paper; (d) serial bonds; (e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (f ) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (g) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (h) general obligation bonds.
----------------------------------------------------------------------------------------------------------------------------
PARTICIPATION INTERESTS: Interests in bank loans made to corporations.                           4           Interest Rate
                                                                                                                Credit
                                                                                                               Liquidity
----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment               1-4             Market
to return the security to the seller at an agreed upon price on an agreed upon date. This is                   Leverage
treated as a loan.
----------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as      1-4            Liquidity
privately placed commercial paper and Rule 144A securities.                                                     Market
----------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENT: The sale of a security and the simultaneous                       1-4             Market
commitment to buy the security back at an agreed upon price on an agreed upon date.                            Leverage
This is treated as a borrowing by a Fund.
----------------------------------------------------------------------------------------------------------------------------


                                       7


ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

INSTRUMENT                                                                                   FUND CODE         RISK TYPE
----------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the Fund's total assets. In return        1, 2, 4           Market
the Fund will receive cash, other securities, and/or letters of credit.                                        Leverage
                                                                                                               Liquidity
                                                                                                                Credit
----------------------------------------------------------------------------------------------------------------------------
STAND-BY COMMITMENTS: Contract where a dealer agrees to purchase at a Fund's option            1, 4             Market
a specified municipal obligation at its amortized cost value to the Fund plus accrued interest.
----------------------------------------------------------------------------------------------------------------------------
STRIPPED OBLIGATIONS: U.S. Treasury obligations and their unmatured interest coupons            1-4          Interest Rate
that have been separated ( "stripped ") by their holder, typically a custodian bank or other institution.
----------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit           1, 2, 4          Liquidity
of funds.                                                                                                       Credit
                                                                                                                Market
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities        1, 2, 4        Interest Rate
of the U.S. government. These include Ginnie Mae, Fannie Mae, and Freddie Mac.                                  Credit
----------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately traded registered interest and       1-4          Interest Rate
principal securities, and coupons under bank entry safekeeping.
----------------------------------------------------------------------------------------------------------------------------
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are reset         1-4             Credit
daily, weekly, quarterly or some other period and which may be payable to the Fund                             Liquidity
on demand.                                                                                                      Market
----------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS: Purchase or contract to purchase                 1-4             Market
securities at a fixed price for delivery at a future date. Under normal market conditions,                     Leverage
when-issued purchases and forward commitments will not exceed 25% of the value of a                            Liquidity
Fund's total assets.                                                                                            Credit
----------------------------------------------------------------------------------------------------------------------------
YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S. dollar denominated bonds issued by            1, 2, 4           Market
foreign corporations or governments. Sovereign bonds are those issued by the                                    Credit
government of a foreign country. Supranational bonds are those issued by supranational                       Interest Rate
entities, such as the World Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces.
----------------------------------------------------------------------------------------------------------------------------
ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest,            1-4             Credit
but are issued at a discount from their value at maturity. When held to maturity, their                         Market
entire return equals the difference between their issue price and their maturity value.                      Interest Rate
----------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better-or worse-than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

     SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"-or repay-higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income-and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.


FUND MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Funds and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. Fifth Third Asset Management, Inc. (and its predecessors), with a team of approximately 22 investment strategists and portfolio managers, 13 equity and fixed income research analysts, and 6 equity and fixed income traders, has been providing investment management services to individuals, institutions and large corporations since 1975.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of March 31, 2003, Fifth Third Asset Management, Inc. had approximately $12.3 billion of assets under management in the Fifth Third Funds. The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Fund.

The management fee to be paid by the Funds is as follows:

Fifth Third Institutional Money Market Fund                             0.40%
Fifth Third Institutional Government Money Market Fund                  0.40%
Fifth Third U.S. Treasury Money Market Fund                             0.40%
Fifth Third Municipal Money Market Fund                                 0.50%

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING MONEY MARKET FUND SHARES

The Funds' Net Asset Value (NAV) is calculated by dividing the Funds' net assets by the number of its shares outstanding. The Funds attempt to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

The Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third U.S. Treasury Money Market Fund calculate their NAV at 4 p.m. The Fifth Third Municipal Money Market Fund calculates its NAV at 12 noon. All times are Eastern Standard Time. Each Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund, its transfer agent, or other servicing agent. All orders for the Funds must be received by the Funds or its transfer agent on the following schedule (Eastern Standard Time) in order to receive that day's NAV: Fifth Third Institutional Government Money Market Fund, Fifth Third Institutional Money Market Fund and Fifth Third U.S. Treasury Money Market Fund-4 p.m.; Fifth Third Municipal Money Market Fund-12 noon.

Trust shares may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of fund shares, broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Fund to place trades for themselves or their clients for a fee. In order to purchase Trust shares through one of those entities, you must have an account with that entity. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund may be held in an omnibus account in the name of that institution.

SHAREHOLDER CONTACT INFORMATION
--------------------------------------------------------------------------------
For account holders through Fifth Third Bank or its affiliates, please contact your investment officer at your local Fifth Third Bank.

For institutional account holders at other financial institutions (non-Fifth Third Bank), please contact your investment representative or financial institution or call 1-800-282-5706.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Fund and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Trust shares of a Fund is $100,000 (this minimum may be waived for Trust Shares purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division and their affiliates). Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks, starter checks, traveler's checks and credit card convenience checks. All checks should be made payable to the Fifth Third Funds.

The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum investment.

For details, contact the Funds toll-free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


AVOID WITHHOLDING TAX

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Taxpayer Identification Number.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Fund prior to the time designated by the Fund for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218- 2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

INSTRUCTIONS FOR EXCHANGING SHARES

To exchange your shares, call the institution through which you purchased your shares for exchange procedures or call the Fund at 1-800-282-5706.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

NOTES ON EXCHANGES

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

To prevent disruption in the management of the Funds, market timing strategies and frequent exchange activity may be limited by the Funds. Although not anticipated, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The exchange privilege may be changed or eliminated at any time.

The exchange privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

SHAREHOLDER SERVICING FEE

Shareholder servicing fees compensate the Distributor and other dealers and investment representatives for services and expenses related to providing shareholder services. Trust shares pay a (non 12b-1) shareholder servicing fee of up to 0.25% of the average daily net assets of the Funds.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Dividends, if any, are declared daily and paid monthly by the Funds. Capital gains, if any, are distributed at least annually.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A TAXABLE DISTRIBUTION.

TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

TAXATION OF DISTRIBUTIONS

Each Fund expects to distribute substantially all of its net investment income (including net capital gains) to its shareholders at least annually. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, i.e., gains from investments that the Fund owned for more than twelve months, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investment under state and local tax laws.

This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of the Funds' operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Financial highlights for the Funds are not presented because the Trust Shares of these Funds are newly offered and do not have a financial history.

ADDRESSES
--------------------------------------------------------------------------------


Fifth Third Funds                            Fifth Third Funds
Institutional Money Market Mutual Funds      3435 Stelzer Road
Municipal Money Market Fund                  Columbus, Ohio 43219
Trust Shares
--------------------------------------------------------------------------------

Investment Advisor                           Fifth Third Asset Management, Inc.
                                             38 Fountain Square Plaza
                                             Cincinnati, Ohio 45263
--------------------------------------------------------------------------------

Distributor                                  Fifth Third Funds Distributor, Inc.
                                             3435 Stelzer Road
                                             Columbus, Ohio 43219
--------------------------------------------------------------------------------

Administrator, Custodian, Transfer           Fifth Third Bank
  Agent and Dividend Disbursing              38 Fountain Square Plaza
  Agent, Fund Accountant                     Cincinnati, Ohio 45263
--------------------------------------------------------------------------------

Sub-Administrator                            BISYS Fund Services Limited
                                               Partnership
                                             3435 Stelzer Road
                                             Columbus, Ohio 43219
--------------------------------------------------------------------------------

Sub-Transfer Agent and Sub-Fund Accountant   BISYS Fund Services Ohio, Inc.
                                             3435 Stelzer Road
                                             Columbus, Ohio 43219
--------------------------------------------------------------------------------

Independent Auditors                         PricewaterhouseCoopers LLP
                                             100 East Broad Street
                                             Suite 2100
                                             Columbus, Ohio 43215
--------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds'performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUNDS. IN ADDITION, YOU MAY CONTACT THE FUNDS AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: HTTP://WWW.53.COM*
--------------------------------------------------------------------------------

           *Fifth Third Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o    At no charge from the Commission's Website at http://www.sec.gov.


                          Logo: 5/3 Fifth Third Funds


IMM-MF-TRT 10/03                       Investment Company Act file no. 811-5669.

Logo: 5/3 Fifth Third Funds

INSTITUTIONAL MONEY MARKET
  MUTUAL FUNDS
MUNICIPAL MONEY MARKET FUND
PREFERRED SHARES

PROSPECTUS
OCTOBER 5, 2003

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FIFTH THIRD FUNDS

INSTITUTIONAL MONEY MARKET MUTUAL FUNDS & MUNICIPAL MONEY MARKET FUND PREFERRED SHARES



TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:


OBJECTIVES, STRATEGIES AND RISKS                      PAGE
Institutional Money Market Fund .....................   1
Institutional Government Money Market Fund ..........   2
U.S. Treasury Money Market Fund .....................   3
Municipal Money Market Fund .........................   4

SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables ..........................................   5
Expense Examples ....................................   5

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
Investment Practices ................................   6
Investment Risks ....................................   9

FUND MANAGEMENT
Investment Advisor ..................................  10
Portfolio Manager ...................................  10


SHAREHOLDER INFORMATION                               PAGE
Purchasing and Selling Fund Shares ..................  11
Purchasing and Adding to Your Shares ................  11
Shareholder Contact Information .....................  11
Selling Your Shares .................................  12
Exchanging Your Shares ..............................  12
Dividends and Capital Gains .........................  13
Taxation ............................................  13

FINANCIAL HIGHLIGHTS ................................  14

BACK COVER
Where to learn more about Fifth Third Funds


OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about each of the Fifth Third Institutional Money Market Mutual Funds and the Fifth Third Municipal Money Market Fund (the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

Each Fund is managed by Fifth Third Asset Management, Inc. (the "Advisor").

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

There is no guarantee that any Fund will achieve its objective.

FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY MARKET


FUNDAMENTAL OBJECTIVE Current income from short-term securities consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard& Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, and credit risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

VOLATILITY AND PERFORMANCE INFORMATION This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY MARKET


FUNDAMENTAL OBJECTIVE Current income consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

Under normal circumstances, the Fund invests at least 80% of its assets in a broad range of U.S. Treasury bills and notes and other obligations issued by the U.S. Government and its agencies or instrumentalities, repurchase agreements collateralized by these securities, and shares of registered money market investment companies that invest exclusively in these securities.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include interest rate risk, net asset value risk, and credit risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

VOLATILITY AND PERFORMANCE INFORMATION This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY MARKET


FUNDAMENTAL OBJECTIVE Stability of principal and current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, and repurchase agreements collateralized by U.S. Treasury securities, and shares of registered money market investment companies that invest exclusively in these securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk and net asset value risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

FIFTH THIRD MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY MARKET


FUNDAMENTAL OBJECTIVE Maximize current income, exempt from federal income tax, while preserving capital and maintaining liquidity. PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days. The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager.

Under normal circumstances, at least 80% of its assets are invested in municipal securities, which include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. Those securities tend to be:

     o general obligation bonds where principal and interest are paid from general tax revenues received by the issuer;

     o revenue bonds, where principal and interest are paid only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

     o industrial development bonds, where principal and interest are paid only from revenues received from privately operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by U.S. Treasury securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk, and tax risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

VOLATILITY AND PERFORMANCE INFORMATION This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLES
--------------------------------------------------------------------------------

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. The Fund's fees and expenses are based upon estimated amounts for the current fiscal year.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

                                                                                MONEY MARKET FUNDS - FEE TABLE
SHAREHOLDER FEES                                                                       PREFERRED SHARES
-------------------------------------------------------------------------------------------------------------------------------
                                                                                 FIFTH THIRD
                                                                FIFTH THIRD     INSTITUTIONAL
                                                               INSTITUTIONAL     GOVERNMENT    FIFTH THIRD U.S.   FIFTH THIRD
                                                                MONEY MARKET    MONEY MARKET    TREASURY MONEY  MUNICIPAL MONEY
                                                                    FUND            FUND          MARKET FUND     MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                    None            None             None            None
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS         None            None             None            None
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                         None            None             None            None
-------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
-------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                     0.40%           0.40%            0.40%           0.50%
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                           None            None             None            None
-------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES1                                                     0.40%           0.39%            0.39%           0.42%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                0.80%           0.79%            0.79%           0.92%
-------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT2                            0.43%           0.42%            0.42%           0.39%
-------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                        0.37%           0.37%            0.37%           0.53%
-------------------------------------------------------------------------------------------------------------------------------

1  Other expenses are based on estimated amounts for the current fiscal year.
   Preferred class shareholders pay a shareholder servicing fee of up to 0.15% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.

2 The Funds' Advisor has contractually agreed to waive fees and/or reimburse expenses through November 30, 2005, to limit total annual fund operating expenses for the Institutional Money Market Fund, Institutional Government
   Money Market Fund and U.S. Treasury Money Market Fund to 0.37% and for the
   Municipal Money Market Fund to 0.53%. Under the terms of the Expense
   Limitation Agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by a Fund only during a month in which the Expense
   Limitation Agreement is in effect, but no reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described above.


EXPENSE EXAMPLE
--------------------------------------------------------------------------------

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

                                                                   1 YEAR          3 YEARS          5 YEARS        10 YEARS
---------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------
   Preferred Shares                                                  $38            $167             $357            $907
---------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------
   Preferred Shares                                                  $38            $166             $354            $897
---------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------
   Preferred Shares                                                  $38            $166             $354            $897
---------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MUNICIPAL MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------
   Preferred Shares                                                  $54            $213             $431           $1,058
---------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


The following policies are non-fundamental but require a notice to shareholders at least 60 days prior to any change. For purposes of the following policies, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Institutional Government Money Market Fund, under normal circumstances, invests at least 80% of its assets in U.S. Government securities.

The Municipal Money Market Fund, under normal circumstances, invests at least 80% of its assets in municipal securities.


INVESTMENT PRACTICES
--------------------------------------------------------------------------------

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

FUND NAME                                             FUND CODE
Institutional Money Market Fund                           1
Institutional Government Money Market Fund                2
U.S. Treasury Money Market Fund                           3
Municipal Money Market Fund                               4

INSTRUMENT                                                                                   FUND CODE         RISK TYPE
----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans,        1, 2, 4         Pre-Payment
truck and auto loans, leases, credit card receivables and other securities backed by                            Market
other types of receivables or other assets.                                                                     Credit
                                                                                                             Interest Rate
                                                                                                              Regulatory
                                                                                                               Liquidity
----------------------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a             1, 2, 4           Credit
commercial bank. Maturities are generally six months or less.                                                  Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
----------------------------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the            1-4             Market
bondholder a specified sum of money, usually at specific intervals, and to repay the                            Credit
principal amount of the loan at maturity.                                                                    Interest Rate
                                                                                                               Liquidity
                                                                                                               Political
----------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.                       1, 2, 4           Market
                                                                                                                Credit
                                                                                                               Liquidity
                                                                                                             Interest Rate
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by                 1, 2, 4           Credit
corporations and other entities. Maturities generally vary from a few days to nine months.                     Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
----------------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an underlying contract, index or           1-4           Management
security, or any combination thereof, including futures, options (e.g., put and calls),                         Market
options on futures, swap agreements, and some mortgage-backed securities.                                       Credit
                                                                                                               Liquidity
                                                                                                               Leverage
                                                                                                             Interest Rate
----------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Stocks issued by foreign companies, as well as commercial paper of           1              Market
foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and                          Political
supranational entities.                                                                                        Liquidity
                                                                                                          Foreign Investment
----------------------------------------------------------------------------------------------------------------------------


                                       6

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

INSTRUMENT                                                                                   FUND CODE         RISK TYPE
----------------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENTS: A purchase of, or contract to purchase, securities at a fixed              1-4            Leverage
price for delivery at a future date.                                                                           Liquidity
----------------------------------------------------------------------------------------------------------------------------
GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company               1-4             Credit
that guarantees a specific rate of return on the invested capital over the life of the contract.
----------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities which may be difficult to sell at an acceptable price.          1-4            Liquidity
                                                                                                                Market
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of investment companies. These investment                 1-4             Market
companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Advisor to a Fund or any of their affiliates serves as investment adviser, administrator or distributor.
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BONDS: Interest-bearing or discounted government or corporate                1, 2, 4           Market
securities that obligate the issuer to pay the bondholder a specified sum of money, usually                     Credit
at specific intervals, and to repay the principal amount of the loan at maturity. Investment                   Liquidity
grade bonds are those rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.
----------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS: A loan participation note represents participation in a corporate        1, 2, 4           Credit
loan of a commercial bank with a remaining maturity of one year or less.                                       Liquidity
                                                                                                             Interest Rate
----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar denominated debt securities             1-4             Market
that have remaining maturities of one year or less. These securities may include U.S.                           Credit
government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.
----------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of         2, 4           Pre-Payment
loans. These include collateralized mortgage obligations and real estate mortgage                               Market
investment conduits.                                                                                            Credit
                                                                                                              Regulatory
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds     1-4             Market
for various public purposes. Municipal securities include (a) governmental lease                                Credit
certificates of participation issued by state or municipal authorities where payment is                        Political
secured by installment payments for equipment, buildings, or other facilities being leased                        Tax
by the state or municipality; (b) government lease certificates purchased by the Fund will                    Regulatory
not contain nonappropriation clauses; (c) municipal notes and tax-exempt commercial paper; (d) serial bonds; (e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (f ) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (g) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (h) general obligation bonds.
----------------------------------------------------------------------------------------------------------------------------
PARTICIPATION INTERESTS: Interests in bank loans made to corporations.                           4           Interest Rate
                                                                                                                Credit
                                                                                                               Liquidity
----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment               1-4             Market
to return the security to the seller at an agreed upon price on an agreed upon date. This is                   Leverage
treated as a loan.
----------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as      1-4            Liquidity
privately placed commercial paper and Rule 144A securities.                                                     Market
----------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENT: The sale of a security and the simultaneous                       1-4             Market
commitment to buy the security back at an agreed upon price on an agreed upon date.                            Leverage
This is treated as a borrowing by a Fund.
----------------------------------------------------------------------------------------------------------------------------


                                       7


ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------
INSTRUMENT                                                                                   FUNDCODE          RISK TYPE
----------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the Fund's total assets. In return        1, 2, 4           Market
the Fund will receive cash, other securities, and/or letters of credit.                                        Leverage
                                                                                                               Liquidity
                                                                                                                Credit
----------------------------------------------------------------------------------------------------------------------------
STAND-BY COMMITMENTS: Contract where a dealer agrees to purchase at a Fund's option            1, 4             Market
a specified municipal obligation at its amortized cost value to the Fund plus accrued interest.
----------------------------------------------------------------------------------------------------------------------------
STRIPPED OBLIGATIONS: U.S. Treasury obligations and their unmatured interest coupons            1-4          Interest Rate
that have been separated ( "stripped ") by their holder, typically a custodian bank or other institution.
----------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit           1, 2, 4          Liquidity
of funds.                                                                                                       Credit
                                                                                                                Market
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities        1, 2, 4        Interest Rate
of the U.S. government. These include Ginnie Mae, Fannie Mae, and Freddie Mac.                                  Credit
----------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately traded registered interest and       1-4          Interest Rate
principal securities, and coupons under bank entry safekeeping.
----------------------------------------------------------------------------------------------------------------------------
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are reset         1-4             Credit
daily, weekly, quarterly or some other period and which may be payable to the Fund                             Liquidity
on demand.                                                                                                      Market
----------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS: Purchase or contract to purchase                 1-4             Market
securities at a fixed price for delivery at a future date. Under normal market conditions,                     Leverage
when-issued purchases and forward commitments will not exceed 25% of the value of a                            Liquidity
Fund's total assets.                                                                                            Credit
----------------------------------------------------------------------------------------------------------------------------
YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S. dollar denominated bonds issued by            1, 2, 4           Market
foreign corporations or governments. Sovereign bonds are those issued by the                                    Credit
government of a foreign country. Supranational bonds are those issued by supranational                       Interest Rate
entities, such as the World Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces.
----------------------------------------------------------------------------------------------------------------------------
ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest,            1-4             Credit
but are issued at a discount from their value at maturity. When held to maturity, their                         Market
entire return equals the difference between their issue price and their maturity value.                      Interest Rate
----------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." -Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better-or worse-than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

     SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"-or repay-higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income-and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

FUND MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Funds and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. Fifth Third Asset Management, Inc. (and its predecessors), with a team of approximately 22 investment strategists and portfolio managers, 13 equity and fixed income research analysts, and 6 equity and fixed income traders, has been providing investment management services to individuals, institutions and large corporations since 1975.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of March 31, 2003, Fifth Third Asset Management, Inc. had approximately $12.3 billion of assets under management in the Fifth Third Funds. The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Fund.

The management fee to be paid by the Funds is as follows:

Fifth Third Institutional Money Market Fund                             0.40%
Fifth Third Institutional Government Money Market Fund                  0.40%
Fifth Third U.S. Treasury Money Market Fund                             0.40%
Fifth Third Municipal Money Market Fund                                 0.50%

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING MONEY MARKET FUND SHARES

The Funds' Net Asset Value (NAV) is calculated by dividing the Funds' net assets by the number of its shares outstanding. The Funds attempt to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

The Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third U.S. Treasury Money Market Fund calculate their NAV at 4 p.m. The Fifth Third Municipal Money Market Fund calculates its NAV at 12 noon. All times are Eastern Standard Time. Each Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.


PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund, its transfer agent, or other servicing agent. All orders for the Funds must be received by the Funds or its transfer agent on the following schedule (Eastern Standard Time) in order to receive that day's NAV: Fifth Third Institutional Government Money Market Fund, Fifth Third Institutional Money Market Fund and Fifth Third U.S. Treasury Money Market Fund-4 p.m.; Fifth Third Municipal Money Market Fund-12 noon.

Preferred shares may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.- Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of fund shares, broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Fund to place trades for themselves or their clients for a fee. In order to purchase Preferred shares through one of those entities, you must have an account with that entity. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund may be held in an omnibus account in the name of that institution.

SHAREHOLDER CONTACT INFORMATION
--------------------------------------------------------------------------------

For account holders through Fifth Third Bank or its affiliates, please contact your investment officer at your local Fifth Third Bank.

For institutional account holders at other financial institutions (non-Fifth Third Bank), please contact your investment representative or financial institution or call 1-800-282-5706.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Fund and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Preferred shares of a Fund is $500,000. Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks, starter checks, traveler's checks and credit card convenience checks. All checks should be made payable to the Fifth Third Funds.

The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum investment.

For details, contact the Funds toll-free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


AVOID WITHHOLDING TAX

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Taxpayer Identification Number.


SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Fund prior to the time designated by the Fund for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218- 2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

INSTRUCTIONS FOR EXCHANGING SHARES

To exchange your shares, call the institution through which you purchased your shares for exchange procedures or call the Fund at 1-800-282-5706.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


NOTES ON EXCHANGES

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

To prevent disruption in the management of the Funds, market timing strategies and frequent exchange activity may be limited by the Funds. Although not anticipated, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The exchange privilege may be changed or eliminated at any time.

The exchange privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Fund.

SHAREHOLDER SERVICING FEE

Shareholder servicing fees compensate the Distributor and other dealers and investment representatives for services and expenses related to providing shareholder services. Preferred shares pay a (non 12b-1) shareholder servicing fee of up to 0.15% of the average daily net assets of the Funds.


DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Dividends, if any, are declared daily and paid monthly by the Funds. Capital gains, if any, are distributed at least annually.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A TAXABLE DISTRIBUTION.


TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

TAXATION OF DISTRIBUTIONS

Each Fund expects to distribute substantially all of its net investment income (including net capital gains) to its shareholders at least annually. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, i.e., gains from investments that the Fund owned for more than twelve months, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investment under state and local tax laws.

This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of the Funds' operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Financial highlights for the Funds are not presented because the Preferred Shares of these Funds are newly offered and do not have a financial history.

ADDRESSES
--------------------------------------------------------------------------------


Fifth Third Funds                            Fifth Third Funds
Institutional Money Market Mutual Funds      3435 Stelzer Road
Municipal Money Market Fund                  Columbus, Ohio 43219
Preferred Shares
--------------------------------------------------------------------------------

Investment Advisor                           Fifth Third Asset Management, Inc.
                                             38 Fountain Square Plaza
                                             Cincinnati, Ohio 45263
--------------------------------------------------------------------------------

Distributor                                  Fifth Third Funds Distributor, Inc.
                                             3435 Stelzer Road
                                             Columbus, Ohio 43219
--------------------------------------------------------------------------------

Administrator, Custodian, Transfer           Fifth Third Bank
  Agent and Dividend Disbursing              38 Fountain Square Plaza
  Agent, Fund Accountant                     Cincinnati, Ohio 45263
--------------------------------------------------------------------------------

Sub-Administrator                            BISYS Fund Services Limited
                                               Partnership
                                             3435 Stelzer Road
                                             Columbus, Ohio 43219
--------------------------------------------------------------------------------

Sub-Transfer Agent and Sub-Fund Accountant   BISYS Fund Services Ohio, Inc.
                                             3435 Stelzer Road
                                             Columbus, Ohio 43219
--------------------------------------------------------------------------------

Independent Auditors                         PricewaterhouseCoopers LLP
                                             100 East Broad Street
                                             Suite 2100
                                             Columbus, Ohio 43215
--------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds'performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUNDS. IN ADDITION, YOU MAY CONTACT THE FUNDS AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: HTTP://WWW.53.COM*
--------------------------------------------------------------------------------

           *Fifth Third Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o    At no charge from the Commission's Website at http://www.sec.gov.


                          Logo: 5/3 Fifth Third Funds


IMM-MF-PRE 10/03                       Investment Company Act file no. 811-5669.

LOGO: 5/3 FIFTH THIRD FUNDS

INSTITUTIONAL MONEY MARKET
  MUTUAL FUNDS

MUNICIPAL MONEY MARKET FUND

SELECT SHARES

PROSPECTUS
OCTOBER 5, 2003

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FIFTH THIRD FUNDS
INSTITUTIONAL MONEY MARKET MUTUAL FUNDS & MUNICIPAL MONEY MARKET FUND SELECT SHARES



TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

OBJECTIVES, STRATEGIES AND RISKS                      PAGE
Institutional Money Market Fund .....................   2
Institutional Government Money Market Fund ..........   3
U.S. Treasury Money Market Fund .....................   4
Municipal Money Market Fund .........................   5

SHAREHOLDER FEES AND FUND EXPENSES

Fee Tables ..........................................   6
Expense Examples ....................................   6

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
Investment Practices ................................   7
Investment Risks ....................................  10

FUND MANAGEMENT

Investment Advisor ..................................  11


SHAREHOLDER INFORMATION                               PAGE
Purchasing and Selling Fund Shares ..................  12
Purchasing and Adding to Your Shares ................  12
Shareholder Contact Information .....................  12
Selling Your Shares .................................  13
Exchanging Your Shares ..............................  13
Dividends and Capital Gains .........................  14
Taxation ............................................  14

FINANCIAL HIGHLIGHTS ................................  14

BACK COVER
Where to learn more about Fifth Third Funds

OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about each of the Fifth Third Institutional Money Market Mutual Funds and the Fifth Third Municipal Money Market Fund (the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

Each Fund is managed by Fifth Third Asset Management, Inc. (the "Advisor").

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

There is no guarantee that any Fund will achieve its objective.

FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY MARKET


FUNDAMENTAL OBJECTIVE Current income from short-term securities consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard& Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, and credit risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

VOLATILITY AND PERFORMANCE INFORMATION This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY MARKET


FUNDAMENTAL OBJECTIVE Current income consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

Under normal circumstances, the Fund invests at least 80% of its assets in a broad range of U.S. Treasury bills and notes and other obligations issued by the U.S. Government and its agencies or instrumentalities, repurchase agreements collateralized by these securities, and shares of registered money market investment companies that invest exclusively in these securities.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include interest rate risk, net asset value risk, and credit risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

VOLATILITY AND PERFORMANCE INFORMATION This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY MARKET


FUNDAMENTAL OBJECTIVE Stability of principal and current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, and repurchase agreements collateralized by U.S. Treasury securities, and shares of registered money market investment companies that invest exclusively in these securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk and net asset value risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

FIFTH THIRD MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY MARKET


FUNDAMENTAL OBJECTIVE Maximize current income, exempt from federal income tax, while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager.

Under normal circumstances, at least 80% of its assets are invested in municipal securities, which include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. Those securities tend to be:

     o general obligation bonds where principal and interest are paid from general tax revenues received by the issuer;

     o revenue bonds, where principal and interest are paid only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

     o industrial development bonds, where principal and interest are paid only from revenues received from privately operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by U.S. Treasury securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk, and tax risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

VOLATILITY AND PERFORMANCE INFORMATION This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLES
--------------------------------------------------------------------------------

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. The Fund's fees and expenses are based upon estimated amounts for the current fiscal year.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

                                                                                MONEY MARKET FUNDS - FEE TABLE
SHAREHOLDER FEES                                                                         SELECT SHARES
-------------------------------------------------------------------------------------------------------------------------------
                                                                                 FIFTH THIRD
                                                                FIFTH THIRD     INSTITUTIONAL
                                                               INSTITUTIONAL     GOVERNMENT    FIFTH THIRD U.S.   FIFTH THIRD
                                                                MONEY MARKET    MONEY MARKET    TREASURY MONEY  MUNICIPAL MONEY
                                                                    FUND            FUND          MARKET FUND     MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                    None            None             None            None
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS         None            None             None            None
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                         None            None             None            None
-------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
-------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                     0.40%           0.40%            0.40%           0.50%
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                           None            None             None            None
-------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES1                                                     0.33%           0.32%            0.32%           0.35%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                0.73%           0.72%            0.72%           0.85%
-------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT2                            0.43%           0.42%            0.42%           0.39%
-------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                        0.30%           0.30%            0.30%           0.46%
-------------------------------------------------------------------------------------------------------------------------------
1  Other expenses are based on estimated amounts for the current fiscal year.
   Select class shareholders pay a shareholder servicing fee of up to 0.08% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.

2 The Funds' Advisor has contractually agreed to waive fees and/or reimburse expenses through November 30, 2005, to limit total annual fund operating expenses for the Institutional Money Market Fund, Institutional Government
   Money Market Fund and U.S. Treasury Money Market Fund to 0.30% and for the
   Municipal Money Market Fund to 0.46%. Under the terms of the Expense
   Limitation Agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by a Fund only during a month in which the Expense
   Limitation Agreement is in effect, but no reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described above.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

                                                                   1 YEAR          3 YEARS          5 YEARS        10 YEARS
---------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------
   SELECT SHARES                                                     $31            $145             $319            $823
---------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------
   SELECT SHARES                                                     $31            $143             $315            $813
---------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------
   SELECT SHARES                                                     $31            $143             $315            $813
---------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MUNICIPAL MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------
   SELECT SHARES                                                     $47            $191             $393            $975
---------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


The following policies are non-fundamental but require a notice to shareholders at least 60 days prior to any change. For purposes of the following policies, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Institutional Government Money Market Fund, under normal circumstances, invests at least 80% of its assets in U.S. Government securities.

The Municipal Money Market Fund, under normal circumstances, invests at least 80% of its assets in municipal securities.

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

FUND NAME                                             FUND CODE
Institutional Money Market Fund                           1
Institutional Government Money Market Fund                2
U.S. Treasury Money Market Fund                           3
Municipal Money Market Fund                               4

INSTRUMENT                                                                                   FUND CODE         RISK TYPE
----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans,        1, 2, 4         Pre-Payment
truck and auto loans, leases, credit card receivables and other securities backed by                            Market
other types of receivables or other assets.                                                                     Credit
                                                                                                             Interest Rate
                                                                                                              Regulatory
                                                                                                               Liquidity
----------------------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a             1, 2, 4           Credit
commercial bank. Maturities are generally six months or less.                                                  Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
----------------------------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the            1-4             Market
bondholder a specified sum of money, usually at specific intervals, and to repay the                            Credit
principal amount of the loan at maturity.                                                                    Interest Rate
                                                                                                               Liquidity
                                                                                                               Political
----------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.                       1, 2, 4           Market
                                                                                                                Credit
                                                                                                               Liquidity
                                                                                                             Interest Rate
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by                 1, 2, 4           Credit
corporations and other entities. Maturities generally vary from a few days to nine months.                     Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
----------------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an underlying contract, index or           1-4           Management
security, or any combination thereof, including futures, options (e.g., put and calls),                         Market
options on futures, swap agreements, and some mortgage-backed securities.                                       Credit
                                                                                                               Liquidity
                                                                                                               Leverage
                                                                                                             Interest Rate
----------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Stocks issued by foreign companies, as well as commercial paper of           1              Market
foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and                          Political
supranational entities.                                                                                        Liquidity
                                                                                                          Foreign Investment
----------------------------------------------------------------------------------------------------------------------------

                                       7

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

INSTRUMENT                                                                                   FUND CODE         RISK TYPE
----------------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENTS: A purchase of, or contract to purchase, securities at a fixed              1-4            Leverage
price for delivery at a future date.                                                                           Liquidity
----------------------------------------------------------------------------------------------------------------------------
GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company               1-4             Credit
that guarantees a specific rate of return on the invested capital over the life of the contract.
----------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities which may be difficult to sell at an acceptable price.          1-4            Liquidity
                                                                                                                Market
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of investment companies. These investment                 1-4             Market
companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Advisor to a Fund or any of their affiliates serves as investment adviser, administrator or distributor.
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BONDS: Interest-bearing or discounted government or corporate                1, 2, 4           Market
securities that obligate the issuer to pay the bondholder a specified sum of money, usually                     Credit
at specific intervals, and to repay the principal amount of the loan at maturity. Investment                   Liquidity
grade bonds are those rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.
----------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS: A loan participation note represents participation in a corporate        1, 2, 4           Credit
loan of a commercial bank with a remaining maturity of one year or less.                                       Liquidity
                                                                                                             Interest Rate
----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar denominated debt securities             1-4             Market
that have remaining maturities of one year or less. These securities may include U.S.                           Credit
government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.
----------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of         2, 4           Pre-Payment
loans. These include collateralized mortgage obligations and real estate mortgage                               Market
investment conduits.                                                                                            Credit
                                                                                                              Regulatory
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds     1-4             Market
for various public purposes. Municipal securities include (a) governmental lease                                Credit
certificates of participation issued by state or municipal authorities where payment is                        Political
secured by installment payments for equipment, buildings, or other facilities being leased                        Tax
by the state or municipality; (b) government lease certificates purchased by the Fund will                    Regulatory
not contain nonappropriation clauses; (c) municipal notes and tax-exempt commercial paper; (d) serial bonds; (e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (f ) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (g) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (h) general obligation bonds.
----------------------------------------------------------------------------------------------------------------------------
PARTICIPATION INTERESTS: Interests in bank loans made to corporations.                           4           Interest Rate
                                                                                                                Credit
                                                                                                               Liquidity
----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment               1-4             Market
to return the security to the seller at an agreed upon price on an agreed upon date. This is                   Leverage
treated as a loan.
----------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as      1-4            Liquidity
privately placed commercial paper and Rule 144A securities.                                                     Market
----------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENT: The sale of a security and the simultaneous                       1-4             Market
commitment to buy the security back at an agreed upon price on an agreed upon date.                            Leverage
This is treated as a borrowing by a Fund.
----------------------------------------------------------------------------------------------------------------------------


                                       8


ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

INSTRUMENT                                                                                   FUND CODE         RISK TYPE
----------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the Fund's total assets. In return        1, 2, 4           Market
the Fund will receive cash, other securities, and/or letters of credit.                                        Leverage
                                                                                                               Liquidity
                                                                                                                Credit
----------------------------------------------------------------------------------------------------------------------------
STAND-BY COMMITMENTS: Contract where a dealer agrees to purchase at a Fund's option            1, 4             Market
a specified municipal obligation at its amortized cost value to the Fund plus accrued interest.
----------------------------------------------------------------------------------------------------------------------------
STRIPPED OBLIGATIONS: U.S. Treasury obligations and their unmatured interest coupons            1-4          Interest Rate
that have been separated ( "stripped ") by their holder, typically a custodian bank or other institution.
----------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit           1, 2, 4          Liquidity
of funds.                                                                                                       Credit
                                                                                                                Market
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities        1, 2, 4        Interest Rate
of the U.S. government. These include Ginnie Mae, Fannie Mae, and Freddie Mac.                                  Credit
----------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately traded registered interest and       1-4          Interest Rate
principal securities, and coupons under bank entry safekeeping.
----------------------------------------------------------------------------------------------------------------------------
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are reset         1-4             Credit
daily, weekly, quarterly or some other period and which may be payable to the Fund                             Liquidity
on demand.                                                                                                      Market
----------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS: Purchase or contract to purchase                 1-4             Market
securities at a fixed price for delivery at a future date. Under normal market conditions,                     Leverage
when-issued purchases and forward commitments will not exceed 25% of the value of a                            Liquidity
Fund's total assets.                                                                                            Credit
----------------------------------------------------------------------------------------------------------------------------
YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S. dollar denominated bonds issued by            1, 2, 4           Market
foreign corporations or governments. Sovereign bonds are those issued by the                                    Credit
government of a foreign country. Supranational bonds are those issued by supranational                       Interest Rate
entities, such as the World Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces.
----------------------------------------------------------------------------------------------------------------------------
ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest,            1-4             Credit
but are issued at a discount from their value at maturity. When held to maturity, their                         Market
entire return equals the difference between their issue price and their maturity value.                      Interest Rate
----------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

     LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

FUND MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Funds and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. Fifth Third Asset Management, Inc. (and its predecessors), with a team of approximately 22 investment strategists and portfolio managers, 13 equity and fixed income research analysts, and 6 equity and fixed income traders, has been providing investment management services to individuals, institutions and large corporations since 1975.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of March 31, 2003, Fifth Third Asset Management, Inc. had approximately $12.3 billion of assets under management in the Fifth Third Funds. The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Fund.

The management fee to be paid by the Funds is as follows:

Fifth Third Institutional Money Market Fund                             0.40%
Fifth Third Institutional Government Money Market Fund                  0.40%
Fifth Third U.S. Treasury Money Market Fund                             0.40%
Fifth Third Municipal Money Market Fund                                 0.50%

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING MONEY MARKET FUND SHARES

The Funds' Net Asset Value (NAV) is calculated by dividing the Funds' net assets by the number of its shares outstanding. The Funds attempt to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

The Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third U.S. Treasury Money Market Fund calculate their NAV at 4 p.m. The Fifth Third Municipal Money Market Fund calculates its NAV at 12 noon. All times are Eastern Standard Time. Each Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.


PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund, its transfer agent, or other servicing agent. All orders for the Funds must be received by the Funds or its transfer agent on the following schedule (Eastern Standard Time) in order to receive that day's NAV: Fifth Third Institutional Government Money Market Fund, Fifth Third Institutional Money Market Fund and Fifth Third U.S. Treasury Money Market Fund--4 p.m.; Fifth Third Municipal Money Market Fund--12 noon.

Select shares may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Fund to place trades for themselves or their clients for a fee. In order to purchase Select shares through one of those entities, you must have an account with that entity. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund may be held in an omnibus account in the name of that institution.


SHAREHOLDER CONTACT INFORMATION
--------------------------------------------------------------------------------

For account holders through Fifth Third Bank or its affiliates, please contact your investment officer at your local Fifth Third Bank.

For institutional account holders at other financial institutions (non-Fifth Third Bank), please contact your investment representative or financial institution or call 1-800-282-5706.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Fund and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Select shares of a Fund is $1,000,000. Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks, starter checks, traveler's checks and credit card convenience checks. All checks should be made payable to the Fifth Third Funds.

The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum investment.

For details, contact the Funds toll-free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

AVOID WITHHOLDING TAX

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Taxpayer Identification Number.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Fund prior to the time designated by the Fund for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218- 2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

INSTRUCTIONS FOR EXCHANGING SHARES

To exchange your shares, call the institution through which you purchased your shares for exchange procedures or call the Fund at 1-800-282-5706.

NOTES ON EXCHANGES

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

To prevent disruption in the management of the Funds, market timing strategies and frequent exchange activity may be limited by the Funds. Although not anticipated, the Fund may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The exchange privilege may be changed or eliminated at any time.

The exchange privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Fund.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


SHAREHOLDER SERVICING FEE
--------------------------------------------------------------------------------

Shareholder servicing fees compensate the Distributor and other dealers and investment representatives for services and expenses related to providing shareholder services. Select shares pay a (non 12b-1) shareholder servicing fee of up to 0.08% of the average daily net assets of the Funds.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared daily and paid monthly by the Funds. Capital gains, if any, are distributed at least annually.


TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

TAXATION OF DISTRIBUTIONS

Each Fund expects to distribute substantially all of its net investment income (including net capital gains) to its shareholders at least annually. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, i.e., gains from investments that the Fund owned for more than twelve months, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investment under state and local tax laws.

This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of the Funds' operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Financial highlights for the Funds are not presented because the Select Shares of these Funds are newly offered and do not have a financial history.

ADDRESSES
--------------------------------------------------------------------------------


Fifth Third Funds                            Fifth Third Funds
Institutional Money Market Mutual Funds      3435 Stelzer Road
Municipal Money Market Fund                  Columbus, Ohio 43219
Select Shares
--------------------------------------------------------------------------------

Investment Advisor                           Fifth Third Asset Management, Inc.
                                             38 Fountain Square Plaza
                                             Cincinnati, Ohio 45263
--------------------------------------------------------------------------------

Distributor                                  Fifth Third Funds Distributor, Inc.
                                             3435 Stelzer Road
                                             Columbus, Ohio 43219
--------------------------------------------------------------------------------

Administrator, Custodian, Transfer Agent     Fifth Third Bank
   and Dividend Disbursing Agent,            38 Fountain Square Plaza
   Fund Accountant                           Cincinnati, Ohio 45263
--------------------------------------------------------------------------------

Sub-Administrator                            BISYS Fund Services Limited
                                               Partnership
                                             3435 Stelzer Road
                                             Columbus, Ohio 43219
--------------------------------------------------------------------------------

Sub-Transfer Agent and Sub-Fund Accountant   BISYS Fund Services Ohio, Inc.
                                             3435 Stelzer Road
                                             Columbus, Ohio 43219
--------------------------------------------------------------------------------

Independent Auditors                         PricewaterhouseCoopers LLP
                                             100 East Broad Street
                                             Suite 2100
                                             Columbus, Ohio 43215
--------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds'performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUNDS. IN ADDITION, YOU MAY CONTACT THE FUNDS AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: HTTP://WWW.53.COM*
--------------------------------------------------------------------------------

           *Fifth Third Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o    At no charge from the Commission's Website at http://www.sec.gov.


                           Logo: 5/3 Fifth Third Funds


IMM-MF-SEL 10/03                       Investment Company Act file no. 811-5669.

LOGO: 5/3 FIFTH THIRD FUNDS

EQUITY INDEX FUND
TRUST SHARES

PROSPECTUS
OCTOBER 5, 2003

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FIFTH THIRD FUNDS
EQUITY INDEX FUND
TRUST SHARES

TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

OBJECTIVES, STRATEGIES AND RISKS                      PAGE
Equity Index Fund ...................................   2

SHAREHOLDER FEES AND FUND EXPENSES

Fee Table ...........................................   3
Expense Example .....................................   3

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
Investment Practices ...............................    4
Investment Risks ...................................    7

FUND MANAGEMENT

Investment Advisor .................................    8
Portfolio Managers .................................    8


SHAREHOLDER INFORMATION                               PAGE
Purchasing and Selling Fund Shares .................    9
Purchasing and Adding to Your Shares ...............    9
Shareholder Contact Information ....................    9
Selling Your Shares ................................   10
Exchanging Your Shares .............................   10
Dividends and Capital Gains ........................   11
Taxation ...........................................   11

FINANCIAL HIGHLIGHTS ...............................   12

BACK COVER

Where to learn more about Fifth Third Funds

OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about the Fifth Third Equity Index Fund (the "Fund"), a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

The Fund is managed by Fifth Third Asset Management, Inc. (the "Advisor").

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

There is no guarantee that the Fund will achieve its objective.

FIFTH THIRD EQUITY INDEX FUND
--------------------------------------------------------------------------------


CORE STYLE

FUNDAMENTAL OBJECTIVE Long-term capital appreciation with current income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500")+. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of
0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses. Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and in the size of the Fund.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index's performance. Securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P 500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's NAV (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500.

There is the risk that the Fund's investment results may fail to match those of the S&P 500. There is also the risk that if the S&P 500 does not perform well, the investment results of the Fund may not be as favorable as other funds.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The S&P 500 is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested. Past performance does not indicate how the Fund will perform in the future.




--------------------
+ "S&P 500" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.




YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES1,2
--------------------------------------------------------------------------------

BAR CHART:
1993                               9.09%
94                                 0.77%
95                                36.05%
96                                21.96%
97                                32.23%
98                                27.94%
99                                20.25%
00                                -9.54%
01                               -12.45%
02                               -22.56%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1998              21.18%
  Worst quarter:                Q3 2002             -17.39%
  Year to Date Return (1/1/03 to 3/31/03):           -3.25%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)
                      Inception    Past      Past       Since
                         Date      Year     5 Years   Inception
Trust Shares1,2         11/2/92
  Return Before Taxes             -22.56%   -1.16%      8.88%
  Return After Taxes
  on Distributions3               -22.96%   -1.71%      7.55%
  Return After Taxes on
  Distributions and
  Sale of Fund Shares3            -13.83%   -1.04%      6.86%
S&P 500 Index(R)*                 -22.10%   -0.59%      9.67%

--------------------
1 Prior to the date on which the Fund first offered Trust Shares, the quoted performance of the Fund reflects the performance of Institutional shares, a class of shares of the Fund not offered by this prospectus, adjusted to reflect the expenses of Trust Shares. Trust Shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.
2 For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional shares of the Kent Index Equity Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Equity Index Fund.
3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLE
--------------------------------------------------------------------------------

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. The Fund's fees and expenses are based upon estimated amounts for the current fiscal year.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES

--------------------------------------------------------------------------------
                                                                    FIFTH THIRD
                                                                    EQUITY INDEX
                                                                        FUND
--------------------------------------------------------------------------------
                                                                        TRUST
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                         None
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS              None
--------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                              None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------
MANAGEMENT FEES                                                          0.30%
--------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                                None
--------------------------------------------------------------------------------
OTHER EXPENSES                                                           0.51%1
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                     0.81%
--------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT2                                 0.37%
--------------------------------------------------------------------------------
NET EXPENSES                                                             0.44%
--------------------------------------------------------------------------------

1 Trust class shareholders pay a shareholder servicing fee of up to 0.25% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.

2 The Fund's Advisor has contractually agreed to waive fees and/or reimburse expenses through November 30, 2005, to limit total annual fund operating expenses for the Fund to 0.44%. Under the terms of the Expense Limitation Agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by the Fund only during a month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described above.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because this example is hypothetical and for comparison only, your actual costs may be different.

FIFTH THIRD EQUITY INDEX FUND     1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
   TRUST SHARES                      $45         $182         $375          $931
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


The following policy is non-fundamental but requires a notice to shareholders at least 60 days prior to any change. For purposes of the following policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Equity Index Fund, under normal circumstances, invests at least 80% of its assets in equity securities that comprise an equity index.

INVESTMENT PRACTICES
--------------------------------------------------------------------------------

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

INSTRUMENT                                                                                                  RISK TYPE
--------------------------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS (ADRs): ADRs are foreign shares of a company held by                             Market
a U.S. bank that issues a receipt evidencing ownership.                                                      Political
                                                                                                        Foreign Investment
--------------------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a                             Credit
commercial bank. Maturities are generally six months or less.                                                Liquidity
                                                                                                               Market
                                                                                                            Interest Rate
--------------------------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the                            Market
bondholder a specified sum of money, usually at specific intervals, and to repay the                            Credit
principal amount of the loan at maturity.                                                                    Interest Rate
                                                                                                               Political
--------------------------------------------------------------------------------------------------------------------------
CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and obligates the                       Management
seller of the option to sell, a security at a specified price. A put option gives the buyer the                Liquidity
right to sell, and obligates the seller of the option to buy a security at a specified price.                   Credit
                                                                                                                Market
                                                                                                               Leverage
--------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.                                         Market
                                                                                                                Credit
                                                                                                               Liquidity
                                                                                                             Interest Rate
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by                                   Credit
corporations and other entities. Maturities generally vary from a few days to nine months.                    Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCK: Shares of ownership of a company.                                                                 Market
--------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.                                  Market
                                                                                                                Credit
--------------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an underlying contract, index or                         Management
security, or any combination thereof, including futures, options (e.g., put and calls),                         Market
options on futures, swap agreements, and some mortgage-backed securities.                                       Credit
                                                                                                               Liquidity
                                                                                                                Leverage
                                                                                                             Interest Rate
--------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Stocks issued by foreign companies, as well as commercial paper of                        Market
foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and                        Political
supranational entities.                                                                                      Liquidity
                                                                                                        Foreign Investment
--------------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENTS: A purchase of, or contract to purchase, securities at a fixed price                       Leverage
for delivery at a future date.                                                                                 Liquidity
--------------------------------------------------------------------------------------------------------------------------

                                       4

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

INSTRUMENT                                                                                                    RISK TYPE
--------------------------------------------------------------------------------------------------------------------------
FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase of a                       Management
specified amount of a specified security, class of securities, or an index at a specified time                  Market
in the future and at a specified price.                                                                         Credit
                                                                                                              Liquidity
                                                                                                               Leverage
--------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities which may be difficult to sell at an acceptable price.                         Liquidity
                                                                                                                 Market
--------------------------------------------------------------------------------------------------------------------------
INDEX-BASED SECURITIES: Index-based securities entitle a holder to receive proportionate                         Market
quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses. Examples of index-based securities include Standard & Poor's Depositary Receipts ("SPDRs"). A SPDR is an
ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500 Index(R). iShares are also index-based securities and are index funds that trade like shares. Each share represents a portfolio of stocks designed to closely track one specific index.
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of investment companies. These investment                                  Market
companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Advisor to a Fund or any of their affiliates serves as investment adviser, administrator or distributor.
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BONDS: Interest-bearing or discounted government or corporate                                   Market
securities that obligate the issuer to pay the bondholder a specified sum of money, usually                      Credit
at specific intervals, and to repay the principal amount of the loan at maturity.
Investment grade bonds are those rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

--------------------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar denominated debt securities                             Market
that have remaining maturities of one year or less. These securities may include U.S.                           Credit
government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to                            Market
return the security to the seller at an agreed upon price on an agreed upon date. This is                      Leverage
treated as a loan.
--------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as                     Liquidity
privately placed commercial paper and Rule 144A securities.                                                     Market
--------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENT: The sale of a security and the simultaneous commitment                            Market
to buy the security back at an agreed upon price on an agreed upon date. This is treated                       Leverage
as a borrowing by a Fund.
--------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the Fund's total assets. In return, the                     Market
Fund will receive cash, other securities, and/or letters of credit.                                            Leverage
                                                                                                               Liquidity
                                                                                                                 Credit
--------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit                            Liquidity
of funds.                                                                                                       Credit
                                                                                                                 Market
--------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities                       Interest Rate
of the U.S. government. These include Ginnie Mae, Fannie Mae, and Freddie Mac.                                  Credit
--------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately traded registered interest and                    Interest Rate
principal securities, and coupons under bank entry safekeeping.
--------------------------------------------------------------------------------------------------------------------------
WARRANTS: Securities, typically issued with preferred stock or bonds, that give the holder                      Market
the right to buy a proportionate amount of common stock at a specified price.                                   Credit
--------------------------------------------------------------------------------------------------------------------------


                                       5

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

INSTRUMENT                                                                                                  RISK TYPE
--------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS: Purchase or contract to purchase                                 Market
securities at a fixed price for delivery at a future date. Under normal market conditions,                     Leverage
when-issued purchases and forward commitments will not exceed 25% of the value of                              Liquidity
a Fund's total assets.                                                                                          Credit
--------------------------------------------------------------------------------------------------------------------------
YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S. dollar denominated bonds issued by                              Market
foreign corporations or governments. Sovereign bonds are those issued by the government                         Credit
of a foreign country. Supranational bonds are those issued by supranational entities, such                   Interest Rate
the World Bank and European Investment Bank. Canadian bonds are those issued by                                 Political
Canadian provinces.                                                                                     Foreign Investment
--------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

     SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"-or repay-higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income-and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Fund and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. Fifth Third Asset Management, Inc. (and its predecessors), with a team of approximately 22 investment strategists and portfolio managers, 13 equity and fixed income research analysts, and 6 equity and fixed income traders, has been providing investment management services to individuals, institutions and large corporations since 1975.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of March 31, 2003, Fifth Third Asset Management, Inc. had approximately $12.3 billion of assets under management in the Fifth Third Funds. The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Fund.

The management fee to be paid by the Fund is 0.30% of the average net assets of the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

David C. Eder has been the portfolio manager of the FIFTH THIRD EQUITY INDEX FUND since January 1995. Mr. Eder has over eight years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company. He earned his BS in business administration and BS in computer information systems from Aquinas College in 1987 and his MBA from Western Michigan University in April 1998.

Brian J. Smolinski has been the co-portfolio manager of the FIFTH THIRD EQUITY INDEX FUND since June 1998. Mr. Smolinski has over five years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company and nine years experience as an Applications Business Analyst for a major bank. Mr. Smolinski received his BBA cum laude in 1983 and his MBA in 1992 from Western Michigan University.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING FUND SHARES

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The Fund's NAV is calculated by dividing the Fund's net assets by the number of its shares outstanding. The value of each portfolio instrument held by the Fund is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which the Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. The Fund's NAV is calculated at 4:00 p.m. Eastern Standard Time each day the New York Stock Exchange is open for regular trading. The Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Fund will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund, its transfer agent, or other servicing agent. All orders must be received by the Fund or its transfer agent prior to 4:00 p.m. Eastern Standard Time in order to receive that day's NAV.

Trust Shares may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.- Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Fund to place trades for themselves or their clients for a fee. In order to purchase Trust Shares through one of those entities, you must have an account with that entity. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund may be held in an omnibus account in the name of that institution.

SHAREHOLDER CONTACT INFORMATION
--------------------------------------------------------------------------------

For account holders through Fifth Third Bank or its affiliates, please contact your investment officer at your local Fifth Third Bank.

For institutional account holders at other financial institutions (non-Fifth Third Bank), please contact your investment representative or financial institution or call 1-800-282-5706.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Fund and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Trust Shares of the Fund is $100,000 (this minimum may be waived for Trust Shares purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division and their affiliates). Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Fund reserves the right to reject third-party checks, starter checks, traveler's checks and credit card convenience checks. All checks should be made payable to the Fifth Third Funds.

The Fund may reject a purchase order for any reason. The Fund reserves the right to waive the minimum investment.

For details, contact the Fund toll-free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

AVOID WITHHOLDING TAX

The Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Taxpayer Identification Number.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Fund prior to the time designated by the Fund for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218- 2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

INSTRUCTIONS FOR EXCHANGING SHARES

To exchange your shares, call the institution through which you purchased your shares for exchange procedures or call the Fund at 1-800-282-5706.

NOTES ON EXCHANGES

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

To prevent disruption in the management of the Fund, market timing strategies and frequent exchange activity may be limited by the Fund. Although not anticipated, the Fund may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The exchange privilege may be changed or eliminated at any time.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The exchange privilege is available only in states where shares of the Fund may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Fund.

SHAREHOLDER SERVICING FEE

Shareholder servicing fees compensate the Distributor and other dealers and investment representatives for services and expenses related to providing shareholder services. Trust Shares pay a (non 12b-1) shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A TAXABLE DISTRIBUTION.

Dividends, if any, are declared and paid quarterly by the Equity Index Fund. Capital gains, if any, are distributed at least annually.

TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

TAXATION OF DISTRIBUTIONS

The Fund expects to distribute substantially all of its net investment income (including net capital gains) to its shareholders at least annually. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, i.e., gains from investments that the Fund owned for more than twelve months, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investment under state and local tax laws.

This is a brief summary of certain income tax consequences relating to an investment in the Fund, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years or the period of the Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Financial highlights for the Fifth Third Equity Index Fund are not presented because the Trust Shares of this Fund are newly offered and do not have a financial history.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

ADDRESSES
--------------------------------------------------------------------------------

Fifth Third Funds                            Fifth Third Funds
Equity Index Fund                            3435 Stelzer Road
Trust Shares                                 Columbus, Ohio 43219
--------------------------------------------------------------------------------

Investment Advisor                           Fifth Third Asset Management, Inc.
                                             38 Fountain Square Plaza
                                             Cincinnati, Ohio 45263
--------------------------------------------------------------------------------

Distributor                                  Fifth Third Funds Distributor, Inc.
                                             3435 Stelzer Road
                                             Columbus, Ohio 43219
--------------------------------------------------------------------------------

Administrator, Custodian, Transfer           Fifth Third Bank
   Agent and Dividend Disbursing             38 Fountain Square Plaza
   Agent, Fund Accountant                    Cincinnati, Ohio 45263
--------------------------------------------------------------------------------

Sub-Administrator                            BISYS Fund Services Limited
                                               Partnership
                                             3435 Stelzer Road
                                             Columbus, Ohio 43219
--------------------------------------------------------------------------------

Sub-Transfer Agent and Sub-Fund Accountant   BISYS Fund Services Ohio, Inc.
                                             3435 Stelzer Road
                                             Columbus, Ohio 43219
--------------------------------------------------------------------------------

Independent Auditors                         PricewaterhouseCoopers LLP
                                             100 East Broad Street
                                             Suite 2100
                                             Columbus, Ohio 43215
--------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. The Fund's annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Fund's performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUND. IN ADDITION, YOU MAY CONTACT THE FUND AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: HTTP://WWW.53.COM*
--------------------------------------------------------------------------------

           *Fifth Third Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o    At no charge from the Commission's Website at http://www.sec.gov.

                           Logo: 5/3 Fifth Third Funds


EQTY-I-TRT 10/03                       Investment Company Act file no. 811-5669.

Logo: 5/3 Fifth Third Funds

EQUITY INDEX FUND
PREFERRED SHARES

PROSPECTUS
OCTOBER 5, 2003

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FIFTH THIRD FUNDS
EQUITY INDEX FUND
PREFERRED SHARES

TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:


OBJECTIVES, STRATEGIES AND RISKS                      PAGE
Equity Index Fund ...................................   2

SHAREHOLDER FEES AND FUND EXPENSES
Fee Table ...........................................   3
Expense Example .....................................   3

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
Investment Practices ................................   4
Investment Risks ....................................   6

FUND MANAGEMENT
Investment Advisor ..................................   7
Portfolio Managers ..................................   7



                                                      PAGE
SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares ..................   8
Purchasing and Adding to Your Shares ................   8
Shareholder Contact Information .....................   8
Selling Your Shares .................................   9
Exchanging Your Shares ..............................   9
Dividends and Capital Gains .........................  10
Taxation ............................................  10

FINANCIAL HIGHLIGHTS ................................  11

BACK COVER
Where to learn more about Fifth Third Funds

OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about the Fifth Third Equity Index Fund (the "Fund"), a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

The Fund is managed by Fifth Third Asset Management, Inc. (the "Advisor").

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

There is no guarantee that the Fund will achieve its objective.

FIFTH THIRD EQUITY INDEX FUND
--------------------------------------------------------------------------------

CORE STYLE


FUNDAMENTAL OBJECTIVE Long-term capital appreciation with current income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500")+. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of
0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses. Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and in the size of the Fund.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index's performance. Securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P 500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's NAV (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500.

There is the risk that the Fund's investment results may fail to match those of the S&P 500. There is also the risk that if the S&P 500 does not perform well, the investment results of the Fund may not be as favorable as other funds.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The S&P 500 is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

--------------------
+ "S&P 500" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.



YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR PREFERRED SHARES1,2
BAR CHART:
1993                               9.11%
94                                 0.86%
95                                36.19%
96                                22.09%
97                                32.36%
98                                28.07%
99                                20.37%
00                                -9.45%
01                               -12.36%
02                               -22.49%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1998              21.21%
  Worst quarter:                Q3 2002             -17.37%
  Year to Date Return (1/1/03 to 3/31/03):           -3.23%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)

                       Inception   Past      Past       Since
                         Date      Year     5 Years   Inception
                        11/2/92
Preferred Shares1,2
  Return Before Taxes             -22.49%   -1.06%      8.98%
  Return After Taxes
  on Distributions3               -22.88%   -1.61%      7.65%
  Return After Taxes on Distributions
  and Sale of Fund Shares3        -13.79%   -0.96%      6.94%
S&P 500 Index(R)*                 -22.10%   -0.59%      9.67%

1 Prior to the date on which the Fund first offered Preferred shares, the quoted performance of the Fund reflects the performance of Institutional shares, a class of shares of the Fund not offered by this prospectus, adjusted to reflect the expenses of Preferred shares. Preferred shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

2 For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional shares of the Kent Index Equity Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Equity Index Fund.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLE
--------------------------------------------------------------------------------

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. The Fund's fees and expenses are based upon estimated amounts for the current fiscal year.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES

---------------------------------------------------------------------------------------------
                                                                           FIFTH THIRD EQUITY
                                                                               INDEX FUND
---------------------------------------------------------------------------------------------
                                                                                PREFERRED
---------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                  None
---------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                       None
---------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                                       None
---------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
---------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                                   0.30%
---------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                                         None
---------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                   0.41%1
---------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                              0.71%
---------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT2                                          0.37%
---------------------------------------------------------------------------------------------
NET EXPENSES                                                                      0.34%
---------------------------------------------------------------------------------------------

1 Preferred class shareholders pay a shareholder servicing fee of up to 0.15% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.

2 The Fund's Advisor has contractually agreed to waive fees and/or reimburse expenses through November 30, 2005, to limit total annual fund operating expenses for the Fund to 0.34%. Under the terms of the Expense Limitation Agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by the Fund only during a month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described above.


EXPENSE EXAMPLE
--------------------------------------------------------------------------------

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because this example is hypothetical and for comparison only, your actual costs may be different.

                                     1 YEAR          3 YEARS          5 YEARS        10 YEARS
---------------------------------------------------------------------------------------------
FIFTH THIRD EQUITY INDEX FUND
---------------------------------------------------------------------------------------------
   PREFERRED SHARES                    $35            $151             $320            $811
---------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


The following policy is non-fundamental but requires a notice to shareholders at least 60 days prior to any change. For purposes of the following policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Equity Index Fund, under normal circumstances, invests at least 80% of its assets in equity securities that comprise an equity index.

INVESTMENT PRACTICES
--------------------------------------------------------------------------------

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

INSTRUMENT                                                                                                     RISK TYPE
----------------------------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS (ADRS): ADRs are foreign shares of a company held by a U.S. bank                   Market
that issues a receipt evidencing ownership.                                                                    Political
                                                                                                          Foreign Investment
----------------------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a commercial bank.              Credit
Maturities are generally six months or less.                                                                   Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
----------------------------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified     Market
sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity.         Credit
                                                                                                             Interest Rate
                                                                                                               Political
----------------------------------------------------------------------------------------------------------------------------
CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and obligates the seller of the option   Management
to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the    Liquidity
seller of the option to buy a security at a specified price.                                                    Credit
                                                                                                                Market
                                                                                                               Leverage
----------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.                                         Market
                                                                                                                Credit
                                                                                                               Liquidity
                                                                                                             Interest Rate
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by corporations and                  Credit
other entities. Maturities generally vary from a few days to nine months.                                      Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK: Shares of ownership of a company.                                                                 Market
----------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.                                  Market
                                                                                                                Credit
----------------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an underlying contract, index or security, or any        Management
combination thereof, including futures, options (e.g., put and calls), options on futures, swap agreements,     Market
and some mortgage-backed securities.                                                                            Credit
                                                                                                               Liquidity
                                                                                                               Leverage
                                                                                                             Interest Rate
----------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Stocks issued by foreign companies, as well as commercial paper of foreign issuers           Market
and obligations of foreign banks, overseas branches of U.S. banks and supranational entities.                  Political
                                                                                                               Liquidity
                                                                                                          Foreign Investment
----------------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENTS: A purchase of, or contract to purchase, securities at a fixed price for delivery          Leverage
at a future date.                                                                                              Liquidity
----------------------------------------------------------------------------------------------------------------------------


                                       4


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

INSTRUMENT                                                                                                    RISK TYPE
----------------------------------------------------------------------------------------------------------------------------
FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase of a specified amount      Management
of a specified security, class of securities, or an index at a specified time in the future and at              Market
a specified price.                                                                                              Credit
                                                                                                               Liquidity
                                                                                                               Leverage
----------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities which may be difficult to sell at an acceptable price.                         Liquidity
                                                                                                                Market
----------------------------------------------------------------------------------------------------------------------------
INDEX-BASED SECURITIES: Index-based securities entitle a holder to receive proportionate quarterly cash         Market
distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses. Examples of index-based securities include Standard & Poor's
Depositary Receipts ("SPDRs"). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500 Index(R). iShares are also index-based securities and are index funds that trade like shares. Each share represents a portfolio of stocks designed to closely track one specific index.
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of investment companies. These investment companies may include            Market
money market funds of Fifth Third Funds and shares of other registered investment companies for which the Advisor to a Fund or any of their affiliates serves as investment adviser, administrator or distributor.
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BONDS: Interest-bearing or discounted government or corporate securities that obligate the      Market
issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the           Credit
principal amount of the loan at maturity. Investment grade bonds are those rated BBB or better by
S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.
----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar denominated debt securities that have remaining         Market
maturities of one year or less. These securities may include U.S. government obligations, commercial paper      Credit
and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations.
These securities may carry fixed or variable interest rates.
----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to return the security        Market
to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.                       Leverage
----------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as privately placed    Liquidity
commercial paper and Rule 144A securities.                                                                      Market
----------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENT: The sale of a security and the simultaneous commitment to buy the security        Market
back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.                 Leverage
----------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the Fund's total assets. In return, the Fund will receive   Market
cash, other securities, and/or letters of credit.                                                              Leverage
                                                                                                               Liquidity
                                                                                                                Credit
----------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.                  Liquidity
                                                                                                                Credit
                                                                                                                Market
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities of the                Interest Rate
U.S. government. These include Ginnie Mae, Fannie Mae, and Freddie Mac.                                         Credit
----------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately traded registered interest and principal          Interest Rate
securities, and coupons under bank entry safekeeping.
----------------------------------------------------------------------------------------------------------------------------
WARRANTS: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy     Market
a proportionate amount of common stock at a specified price.                                                    Credit
----------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS: Purchase or contract to purchase securities at a fixed price     Market
for delivery at a future date. Under normal market conditions, when-issued purchases and forward               Leverage
commitments will not exceed 25% of the value of a Fund's total assets.                                         Liquidity
                                                                                                                Credit
----------------------------------------------------------------------------------------------------------------------------
YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S. dollar denominated bonds issued by foreign corporations         Market
or governments. Sovereign bonds are those issued by the government of a foreign country. Supranational          Credit
bonds are those issued by supranational entities, such as the World Bank and European Investment Bank.       Interest Rate
Canadian bonds are those issued by Canadian provinces.                                                         Political
                                                                                                          Foreign Investment
----------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better-or worse-than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

     SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"-or repay-higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income-and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Fund and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. Fifth Third Asset Management, Inc. (and its predecessors), with a team of approximately 22 investment strategists and portfolio managers, 13 equity and fixed income research analysts, and 6 equity and fixed income traders, has been providing investment management services to individuals, institutions and large corporations since 1975.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of March 31, 2003, Fifth Third Asset Management, Inc. had approximately $12.3 billion of assets under management in the Fifth Third Funds. The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Fund.

The management fee to be paid by the Fund is 0.30% of the average net assets of the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

David C. Eder has been the portfolio manager of the FIFTH THIRD EQUITY INDEX FUND since January 1995. Mr. Eder has over eight years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company. He earned his BS in business administration and BS in computer information systems from Aquinas College in 1987 and his MBA from Western Michigan University in April 1998.

Brian J. Smolinski has been the co-portfolio manager of the FIFTH THIRD EQUITY INDEX FUND since June 1998. Mr. Smolinski has over five years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company and nine years experience as an Applications Business Analyst for a major bank. Mr. Smolinski received his BBA cum laude in 1983 and his MBA in 1992 from Western Michigan University.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING FUND SHARES

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The Fund's NAV is calculated by dividing the Fund's net assets by the number of its shares outstanding. The value of each portfolio instrument held by the Fund is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which the Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. The Fund's NAV is calculated at 4:00 p.m. Eastern Standard Time each day the New York Stock Exchange is open for regular trading. The Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Fund will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund, its transfer agent, or other servicing agent. All orders must be received by the Fund or its transfer agent prior to 4:00 p.m. Eastern Standard Time in order to receive that day's NAV.

Preferred shares may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Fund to place trades for themselves or their clients for a fee. In order to purchase Preferred shares through one of those entities, you must have an account with that entity. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund may be held in an omnibus account in the name of that institution.

SHAREHOLDER CONTACT INFORMATION
--------------------------------------------------------------------------------

For account holders through Fifth Third Bank or its affiliates, please contact your investment officer at your local Fifth Third Bank.

For institutional account holders at other financial institutions (non-Fifth Third Bank), please contact your investment representative or financial institution or call 1-800-282-5706.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Fund and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Preferred shares of the Fund is $500,000. Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Fund reserves the right to reject third-party checks, starter checks, traveler's checks and credit card convenience checks. All checks should be made payable to the Fifth Third Funds.

The Fund may reject a purchase order for any reason. The Fund reserves the right to waive the minimum investment.

For details, contact the Fund toll-free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


AVOID WITHHOLDING TAX

The Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Taxpayer Identification Number.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Fund prior to the time designated by the Fund for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218- 2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

INSTRUCTIONS FOR EXCHANGING SHARES

To exchange your shares, call the institution through which you purchased your shares for exchange procedures or call the Fund at 1-800-282-5706.

NOTES ON EXCHANGES

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
To prevent disruption in the management of the Fund, market timing strategies and frequent exchange activity may be limited by the Fund. Although not anticipated, the Fund may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The exchange privilege may be changed or eliminated at any time.

The exchange privilege is available only in states where shares of the Fund may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Fund.

SHAREHOLDER SERVICING FEE
--------------------------------------------------------------------------------

Shareholder servicing fees compensate the Distributor and other dealers and investment representatives for services and expenses related to providing shareholder services. Preferred shares pay a (non 12b-1) shareholder servicing fee of up to 0.15% of the average daily net assets of the Fund.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared and paid quarterly by the Equity Index Fund. Capital gains, if any, are distributed at least annually.

TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

TAXATION OF DISTRIBUTIONS

The Fund expects to distribute substantially all of its net investment income (including net capital gains) to its shareholders at least annually. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, i.e., gains from investments that the Fund owned for more than twelve months, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investment under state and local tax laws.

This is a brief summary of certain income tax consequences relating to an investment in the Fund, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years or the period of the Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Financial highlights for the Fifth Third Equity Index Fund are not presented because the Preferred shares of this Fund are newly offered and do not have a financial history.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

ADDRESSES
--------------------------------------------------------------------------------


Fifth Third Funds                            Fifth Third Funds
Equity Index Fund                            3435 Stelzer Road
Preferred Shares                             Columbus, Ohio 43219
--------------------------------------------------------------------------------

Investment Advisor                           Fifth Third Asset Management, Inc.
                                             38 Fountain Square Plaza
                                             Cincinnati, Ohio 45263
--------------------------------------------------------------------------------

Distributor                                  Fifth Third Funds Distributor, Inc.
                                             3435 Stelzer Road
                                             Columbus, Ohio 43219
--------------------------------------------------------------------------------

Administrator, Custodian, Transfer           Fifth Third Bank
  Agent and Dividend Disbursing              38 Fountain Square Plaza
  Agent, Fund Accountant                     Cincinnati, Ohio 45263
--------------------------------------------------------------------------------

Sub-Administrator                            BISYS Fund Services Limited
                                               Partnership
                                             3435 Stelzer Road
                                             Columbus, Ohio 43219
--------------------------------------------------------------------------------

Sub-Transfer Agent and Sub-Fund Accountant   BISYS Fund Services Ohio, Inc.
                                             3435 Stelzer Road
                                             Columbus, Ohio 43219
--------------------------------------------------------------------------------

Independent Auditors                         PricewaterhouseCoopers LLP
                                             100 East Broad Street
                                             Suite 2100
                                             Columbus, Ohio 43215
--------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. The Fund's annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Fund's performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUND. IN ADDITION, YOU MAY CONTACT THE FUND AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: HTTP://WWW.53.COM*
--------------------------------------------------------------------------------

           *Fifth Third Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o    At no charge from the Commission's Website at http://www.sec.gov.

                           Logo: 5/3 Fifth Third Funds

EQTY-I-PRE 10/03                       Investment Company Act file no. 811-5669.

Logo: 5/3 Fifth Third Funds

EQUITY INDEX FUND
SELECT SHARES

PROSPECTUS
OCTOBER 5, 2003

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FIFTH THIRD FUNDS
EQUITY INDEX FUND
SELECT SHARES



TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:


OBJECTIVES, STRATEGIES AND RISKS                      PAGE
Equity Index Fund ..................................    2

SHAREHOLDER FEES AND FUND EXPENSES
Fee Table ..........................................    3
Expense Example ....................................    3

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
Investment Practices ...............................    4
Investment Risks ...................................    7

FUND MANAGEMENT
Investment Advisor .................................    9
Portfolio Managers .................................    9


SHAREHOLDER INFORMATION                               PAGE
Purchasing and Selling Fund Shares .................   10
Purchasing and Adding to Your Shares ...............   10
Shareholder Contact Information ....................   10
Selling Your Shares ................................   11
Exchanging Your Shares .............................   11
Dividends and Capital Gains ........................   12
Taxation ...........................................   12

FINANCIAL HIGHLIGHTS ...............................   13

BACK COVER
Where to learn more about Fifth Third Funds

OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about the Fifth Third Equity Index Fund (the "Fund"), a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

The Fund is managed by Fifth Third Asset Management, Inc. (the "Advisor").

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

There is no guarantee that the Fund will achieve its objective.

FIFTH THIRD EQUITY INDEX FUND
--------------------------------------------------------------------------------

CORE STYLE


FUNDAMENTAL OBJECTIVE Long-term capital appreciation with current income as a secondary objective.

PRINCIPAL INVESTMENT Strategies Under normal circumstances, the Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500")+. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of
0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses. Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and in the size of the Fund.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index's performance. Securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P 500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's NAV (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500.

There is the risk that the Fund's investment results may fail to match those of the S&P 500. There is also the risk that if the S&P 500 does not perform well, the investment results of the Fund may not be as favorable as other funds.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The S&P 500 is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

--------------------
+ "S&P 500" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR SELECT SHARES1,2
BAR CHART:
1993                               9.11%
94                                 0.86%
95                                36.20%
96                                22.17%
97                                32.45%
98                                28.16%
99                                20.46%
00                                -9.39%
01                               -12.30%
02                               -22.43%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1998              21.23%
  Worst quarter:                Q3 2002             -17.36%
  Year to Date Return (1/1/03 to 3/31/03):           -3.21%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)

                       Inception   Past      Past       Since
                         Date      Year     5 Years   Inception
                        11/2/92
Select Shares1,2
  Return Before Taxes             -22.43%   -0.99%      9.03%
  Return After Taxes
  on Distributions3               -22.83%   -1.54%      7.71%
  Return After Taxes on
  Distributions and
  Sale of Fund Shares3            -13.75%   -0.90%      6.99%
S&P 500 Index(R)*                 -22.10%   -0.59%      9.67%

--------------------
1 Prior to the date on which the Fund first offered Select shares, the quoted performance of the Fund reflects the performance of Institutional shares, a class of shares of the Fund not offered by this prospectus, adjusted to reflect the expenses of Select shares. Select shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.
2 For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional shares of the Kent Index Equity Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Equity Index Fund.
3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLE
--------------------------------------------------------------------------------

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. The Fund's fees and expenses are based upon estimated amounts for the current fiscal year.

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES

------------------------------------------------------------------------------------
                                                                         FIFTH THIRD
                                                                           EQUITY
                                                                         INDEX FUND
------------------------------------------------------------------------------------
                                                                           SELECT
------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                            None
------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                 None
------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                                 None
------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
------------------------------------------------------------------------------------
MANAGEMENT FEES                                                             0.30%
------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                                   None
------------------------------------------------------------------------------------
OTHER EXPENSES                                                              0.34%1
------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                        0.64%
------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT2                                    0.37%
------------------------------------------------------------------------------------
NET EXPENSES                                                                0.27%
------------------------------------------------------------------------------------

1 Select class shareholders pay a shareholder servicing fee of up to 0.08% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.

2 The Fund's Advisor has contractually agreed to waive fees and/or reimburse expenses through November 30, 2005, to limit total annual fund operating expenses for the Fund to 0.27%. Under the terms of the Expense Limitation
   Agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by the Fund only during a month in which the Expense Limitation
   Agreement is in effect, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described above.


EXPENSE EXAMPLE
--------------------------------------------------------------------------------

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because this example is hypothetical and for comparison only, your actual costs may be different.

FIFTH THIRD EQUITY INDEX FUND    1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
   SELECT SHARES                    $28       $128          $281           $726
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


The following policy is non-fundamental but requires a notice to shareholders at least 60 days prior to any change. For purposes of the following policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Equity Index Fund, under normal circumstances, invests at least 80% of its assets in equity securities that comprise an equity index.

INVESTMENT PRACTICES
--------------------------------------------------------------------------------

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

INSTRUMENT                                                                                                     RISK TYPE
----------------------------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS (ADRS): ADRs are foreign shares of a company held by a                             Market
U.S. bank that issues a receipt evidencing ownership.                                                         Political
                                                                                                          Foreign Investment
----------------------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a                               Credit
commercial bank. Maturities are generally six months or less.                                                  Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
----------------------------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the                            Market
bondholder a specified sum of money, usually at specific intervals, and to repay the                            Credit
principal amount of the loan at maturity.                                                                    Interest Rate
                                                                                                               Political
----------------------------------------------------------------------------------------------------------------------------
CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and obligates the                       Management
seller of the option to sell, a security at a specified price. A put option gives the buyer the                Liquidity
right to sell, and obligates the seller of the option to buy a security at a specified price.                   Credit
                                                                                                                Market
                                                                                                               Leverage
----------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.                                         Market
                                                                                                                Credit
                                                                                                               Liquidity
                                                                                                             Interest Rate
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by                                   Credit
corporations and other entities. Maturities generally vary from a few days to nine months.                     Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK: Shares of ownership of a company.                                                                 Market
----------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.                                  Market
                                                                                                                Credit
----------------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an underlying contract, index or                         Management
security, or any combination thereof, including futures, options (e.g., put and calls),                         Market
options on futures, swap agreements, and some mortgage-backed securities.                                       Credit
                                                                                                               Liquidity
                                                                                                               Leverage
                                                                                                             Interest Rate
----------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Stocks issued by foreign companies, as well as commercial paper of                          Market
foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and                          Political
supranational entities.                                                                                        Liquidity
                                                                                                          Foreign Investment
----------------------------------------------------------------------------------------------------------------------------


                                       4


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------
INSTRUMENT                                                                                                     RISK TYPE
----------------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENTS: A purchase of, or contract to purchase, securities at a fixed price                       Leverage
for delivery at a future date.                                                                                 Liquidity
----------------------------------------------------------------------------------------------------------------------------
FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase of a                       Management
specified amount of a specified security, class of securities, or an index at a specified time                  Market
in the future and at a specified price.                                                                         Credit
                                                                                                               Liquidity
                                                                                                               Leverage

----------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities which may be difficult to sell at an acceptable price.                         Liquidity
                                                                                                                Market

----------------------------------------------------------------------------------------------------------------------------
INDEX-BASED SECURITIES: Index-based securities entitle a holder to receive proportionate quarterly              Market
cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses. Examples of index-based securities include Standard & Poor's
Depositary Receipts ("SPDRs"). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500 Index(R). iShares are also index-based securities and are index funds that trade like shares. Each share represents a portfolio of stocks designed to closely track one specific index.
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of investment companies. These investment companies                       Market
may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Advisor to a Fund or any of their affiliates serves as investment adviser, administrator or distributor.
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BONDS: Interest-bearing or discounted government or corporate securities                       Market
that obligate the issuer to pay the bondholder a specified sum of money, usually at specific                    Credit
intervals, and to repay the principal amount of the loan at maturity. Investment grade bonds are those rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.
----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar denominated debt securities that                        Market
have remaining maturities of one year or less. These securities may include U.S. government                     Credit
obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers'
acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.
----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment                               Market
to return the security to the seller at an agreed upon price on an agreed upon date. This                      Leverage
is treated as a loan.
----------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as                     Liquidity
privately placed commercial paper and Rule 144A securities.                                                     Market
----------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENT: The sale of a security and the simultaneous commitment                            Market
to buy the security back at an agreed upon price on an agreed upon date. This is treated as                    Leverage
a borrowing by a Fund.
----------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the Fund's total assets. In return, the                     Market
Fund will receive cash, other securities, and/or letters of credit.                                            Leverage
                                                                                                               Liquidity
                                                                                                                Credit
----------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit                            Liquidity
of funds.                                                                                                       Credit
                                                                                                                Market
----------------------------------------------------------------------------------------------------------------------------


                                       5


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------
INSTRUMENT                                                                                                     RISK TYPE
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities                       Interest Rate
of the U.S. government. These include Ginnie Mae, Fannie Mae, and Freddie Mac.                                  Credit
----------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS:  Bills, notes, bonds, separately traded registered interest and                   Interest Rate
principal securities, and coupons under bank entry safekeeping.
----------------------------------------------------------------------------------------------------------------------------
WARRANTS: Securities, typically issued with preferred stock or bonds, that give the holder                      Market
the right to buy a proportionate amount of common stock at a specified price.                                   Credit
----------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS: Purchase or contract to purchase securities                      Market
at a fixed price for delivery at a future date. Under normal market conditions, when-issued                    Leverage
purchases and forward commitments will not exceed 25% of the value of a Fund's total assets.                   Liquidity
                                                                                                                Credit
----------------------------------------------------------------------------------------------------------------------------
YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS:  U.S. dollar denominated bonds issued by                             Market
foreign corporations or governments. Sovereign bonds are those issued by the government                         Credit
of a foreign country. Supranational bonds are those issued by supranational entities, such                   Interest Rate
as the World Bank and European Investment Bank. Canadian bonds are those issued by                             Political
Canadian provinces.                                                                                       Foreign Investment
----------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better-or worse-than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

     SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"-or repay-higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income-and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

FUND MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Fund and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. Fifth Third Asset Management, Inc. (and its predecessors), with a team of approximately 22 investment strategists and portfolio managers, 13 equity and fixed income research analysts, and 6 equity and fixed income traders, has been providing investment management services to individuals, institutions and large corporations since 1975.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of March 31, 2003, Fifth Third Asset Management, Inc. had approximately $12.3 billion of assets under management in the Fifth Third Funds. The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Fund.

The management fee to be paid by the Fund is 0.30% of the average net assets of the Fund.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

David C. Eder has been the portfolio manager of the FIFTH THIRD EQUITY INDEX FUND since January 1995. Mr. Eder has over eight years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company. He earned his BS in business administration and BS in computer information systems from Aquinas College in 1987 and his MBA from Western Michigan University in April 1998.

Brian J. Smolinski has been the co-portfolio manager of the FIFTH THIRD EQUITY INDEX FUND since June 1998. Mr. Smolinski has over five years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company and nine years experience as an Applications Business Analyst for a major bank. Mr. Smolinski received his BBA cum laude in 1983 and his MBA in 1992 from Western Michigan University.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING FUND SHARES

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The Fund's NAV is calculated by dividing the Fund's net assets by the number of its shares outstanding. The value of each portfolio instrument held by the Fund is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which the Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. The Fund's NAV is calculated at 4:00 p.m. Eastern Standard Time each day the New York Stock Exchange is open for regular trading. The Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Fund will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.


PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund, its transfer agent, or other servicing agent. All orders must be received by the Fund or its transfer agent prior to 4:00 p.m. Eastern Standard Time in order to receive that day's NAV.

Select shares may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.- Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Fund to place trades for themselves or their clients for a fee. In order to purchase Select shares through one of those entities, you must have an account with that entity. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund may be held in an omnibus account in the name of that institution.


SHAREHOLDER CONTACT INFORMATION
--------------------------------------------------------------------------------

For account holders through Fifth Third Bank or its affiliates, please contact your investment officer at your local Fifth Third Bank.

For institutional account holders at other financial institutions (non-Fifth Third Bank), please contact your investment representative or financial institution or call 1-800-282-5706.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Fund and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Select shares of the Fund is $1,000,000. Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Fund reserves the right to reject third-party checks, starter checks, traveler's checks and credit card convenience checks. All checks should be made payable to the Fifth Third Funds.

The Fund may reject a purchase order for any reason. The Fund reserves the right to waive the minimum investment.

For details, contact the Fund toll-free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

AVOID WITHHOLDING TAX

The Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Taxpayer Identification Number.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Fund prior to the time designated by the Fund for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218- 2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

INSTRUCTIONS FOR EXCHANGING SHARES

To exchange your shares, call the institution through which you purchased your shares for exchange procedures or call the Fund at 1-800-282-5706.

NOTES ON EXCHANGES

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

To prevent disruption in the management of the Fund, market timing strategies and frequent exchange activity may be limited by the Fund. Although not anticipated, the Fund may reject exchanges, or change or terminate rights to exchange shares at any time.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The exchange privilege may be changed or eliminated at any time.

The exchange privilege is available only in states where shares of the Fund may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Fund.

SHAREHOLDER SERVICING FEE

Shareholder servicing fees compensate the Distributor and other dealers and investment representatives for services and expenses related to providing shareholder services. Select shares pay a (non 12b-1) shareholder servicing fee of up to 0.08% of the average daily net assets of the Fund.


DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared and paid quarterly by the Equity Index Fund. Capital gains, if any, are distributed at least annually.


TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

TAXATION OF DISTRIBUTIONS

The Fund expects to distribute substantially all of its net investment income (including net capital gains) to its shareholders at least annually. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, i.e., gains from investments that the Fund owned for more than twelve months, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investment under state and local tax laws.

This is a brief summary of certain income tax consequences relating to an investment in the Fund, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance for the past five years or the period of the Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Financial highlights for the Fifth Third Equity Index Fund are not presented because the Select shares of this Fund are newly offered and do not have a financial history.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

ADDRESSES
--------------------------------------------------------------------------------


Fifth Third Funds                            Fifth Third Funds
Equity Index Fund                            3435 Stelzer Road
Select Shares                                Columbus, Ohio 43219
--------------------------------------------------------------------------------

Investment Advisor                           Fifth Third Asset Management, Inc.
                                             38 Fountain Square Plaza
                                             Cincinnati, Ohio 45263
--------------------------------------------------------------------------------

Distributor                                  Fifth Third Funds Distributor, Inc.
                                             3435 Stelzer Road
                                             Columbus, Ohio 43219
--------------------------------------------------------------------------------

Administrator, Custodian, Transfer           Fifth Third Bank
  Agent and Dividend Disbursing              38 Fountain Square Plaza
  Agent, Fund Accountant                     Cincinnati, Ohio 45263
--------------------------------------------------------------------------------

Sub-Administrator                            BISYS Fund Services Limited
                                               Partnership
                                             3435 Stelzer Road
                                             Columbus, Ohio 43219
--------------------------------------------------------------------------------

Sub-Transfer Agent and Sub-Fund Accountant   BISYS Fund Services Ohio, Inc.
                                             3435 Stelzer Road
                                             Columbus, Ohio 43219
--------------------------------------------------------------------------------

Independent Auditors                         PricewaterhouseCoopers LLP
                                             100 East Broad Street
                                             Suite 2100
                                             Columbus, Ohio 43215
--------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. The Fund's annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Fund's performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUND. IN ADDITION, YOU MAY CONTACT THE FUND AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: HTTP://WWW.53.COM*
--------------------------------------------------------------------------------

           *Fifth Third Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o    At no charge from the Commission's Website at http://www.sec.gov.

                           Logo: 5/3 Fifth Third Funds

EQTY-I-SEL 10/03                       Investment Company Act file no. 811-5669.

                                FIFTH THIRD FUNDS
                        (FORMERLY FOUNTAIN SQUARE FUNDS)


                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED OCTOBER 5, 2003

This Statement of Additional Information (the "SAI") relates to the Prospectuses of the following portfolios (the "Funds") of Fifth Third Funds (the "Trust") dated October 5, 2003:

(SELECT, PREFERRED AND TRUST SHARES)
Fifth Third Equity Index Fund
Fifth Third Institutional Money Market Fund
Fifth Third Institutional Government Money Market Fund
Fifth Third U.S. Treasury Money Market Fund
Fifth Third Municipal Money Market Fund


This Statement of Additional Information is incorporated in its entirety into the Prospectuses. This SAI should be read with the Prospectuses of the Funds.

To receive a copy of any Prospectus, you may write the Trust or call toll-free
(800) 282-5706. This SAI is not a prospectus.
                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                TABLE OF CONTENTS

GENERAL INFORMATION ABOUT THE TRUST
INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS
   Investment Limitations
ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES
   Types of Investments
   Portfolio Turnover
FIFTH THIRD FUNDS MANAGEMENT
   Trustee Liability
   Codes of Ethics
INVESTMENT ADVISORY SERVICES
   Investment Advisor to the Trust
   Advisory Fees
   Administrative Services
   Custody of Fund Assets
   Transfer Agent and Dividend Disbursing Agent
   Fund Accounting
   Legal Counsel
BROKERAGE TRANSACTIONS
PURCHASING SHARES
   Distribution Plan and Administrative Services Agreement
   Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund Shares Conversion to Federal Funds
   Exchanging Securities for Fund Shares
   Payments to Dealers
REDEEMING SHARES
   Redemption in Kind
   Postponement of Redemptions
DETERMINING NET ASSET VALUE
   Determining Market Value of Securities
   Use of Amortized Cost
   Monitoring Procedures
   Investment Restrictions
   Trading in Foreign Securities
TAX STATUS
   Qualification as a Regulated Investment Company
   Distributions
   Exempt-Interest Dividends
   Municipal Money Market Fund
   Selling Shares
   Hedging
   Discount Securities
   Backup Withholding
PERFORMANCE INFORMATION
   Tax-Equivalent Yield
FINANCIAL STATEMENTS
APPENDIX

                       GENERAL INFORMATION ABOUT THE TRUST


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The Trust's Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities, and it permits the Trust to offer separate classes of each such series. The Funds presently consist of 37 series of shares, representing interests in the following portfolios:



Fifth Third Small Cap Value Fund                             Fifth Third Worldwide Fund
Fifth Third Small Cap Growth Fund                            Fifth Third International Equity Fund
Fifth Third Mid Cap Growth Fund                              Fifth Third International GDP Fund
Fifth Third Large Cap Opportunity Fund                       Fifth Third Bond Fund
Fifth Third Quality Growth Fund                              Fifth Third Intermediate Bond Fund
Fifth Third Large Cap Core Fund                              Fifth Third Short Term Bond Fund
Fifth Third Equity Index Fund                                Fifth Third U.S. Government Bond Fund
Fifth Third Balanced Fund                                    Fifth Third Municipal Bond Fund
Fifth Third Micro Cap Value Fund                             Fifth Third Intermediate Municipal Bond Fund
Fifth Third Multi Cap Value Fund                             Fifth Third Ohio Municipal Bond Fund
Fifth Third Disciplined Large Cap Value Fund                 Fifth Third Michigan Municipal Bond Fund
Fifth Third LifeModel Aggressive Fund/SM/                    Fifth Third Prime Money Market Fund
Fifth Third LifeModel Moderately Aggressive Fund/SM/         Fifth Third Government Money Market Fund
Fifth Third LifeModel Moderate Fund/SM/                      Fifth Third Michigan Municipal Money Market Fund
Fifth Third LifeModel Moderately Conservative Fund/SM/       Fifth Third Municipal Money Market Fund
Fifth Third LifeModel Conservative Fund/SM/                  Fifth Third Institutional Money Market Fund
Fifth Third Strategic Income Fund                            Fifth Third Institutional Government Money Market Fund
Fifth Third Technology Fund                                  Fifth Third U.S. Treasury Money Market Fund
                                                             Fifth Third Ohio Tax Exempt Money Market Fund


This SAI relates to the following classes of the following funds (collectively, the "Funds"):


FUND                                                         SHARE CLASS
----                                                         -----------
THE "EQUITY FUNDS":
Fifth Third Equity Index Fund                                Select, Preferred and Trust Shares

THE "MONEY MARKET FUNDS":
Fifth Third Institutional Money Market Fund                  Select, Preferred and Trust Shares
Fifth Third Institutional Government Money Market Fund       Select, Preferred and Trust Shares
Fifth Third U.S. Treasury Money Market Fund                  Select, Preferred and Trust Shares
Fifth Third Municipal Money Market Fund                      Select, Preferred and Trust Shares


There is a separate SAI dated February 28, 2003 relating to the Institutional, Advisor, Class A, Class B and Class C Shares of all the Fifth Third Funds.

Each Fund is an "open-end" management investment company and is a "diversified" company, as those terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Among other things, a diversified Fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Fifth Third Funds' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fifth Third Funds, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

Shares of the Fifth Third Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon, and
(iii) only the holders of Advisor, Class A, Class B, and Class C shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class. There will normally be no meetings of shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Fifth Third Funds and filed with the Fifth Third Funds' custodian or by vote of the holders of two- thirds of the outstanding shares of the Fifth Third Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

As used in this Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Fifth Third Funds or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Fifth Third Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Fifth Third Funds or such Fund are represented in person or by proxy, or (b) more than 50% of the votes attributable to the outstanding shares of the Fifth Third Funds or such Fund.

The Trustees are responsible for managing the business and affairs of the Trust. All Funds are advised by Fifth Third Asset Management, Inc. (the "Advisor"). Fifth Third Asset Management, Inc. is a wholly-owned subsidiary of Fifth Third Bancorp.

                INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

The prospectuses state the investment objective of each Fund and discuss certain investment policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the prospectuses.

INVESTMENT OBJECTIVES

Each Fund's investment objective is fundamental and may not be changed without shareholder approval.

INVESTMENT LIMITATIONS -- EQUITY FUNDS

For purposes of this section, "Investment Limitations--Equity Funds " the term "Funds" shall mean the Equity Funds, but not the Money Market Funds.

FUNDAMENTAL LIMITATIONS

Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's outstanding shares.

ISSUING SENIOR SECURITIES AND BORROWING MONEY.

None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund may enter into futures contracts, as applicable.

The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.

None of the Funds will purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, none of the Funds intends to borrow money.

SELLING SHORT AND BUYING ON MARGIN.

None of the Funds will sell any securities short or purchase any securities on margin, but the Funds may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

PLEDGING ASSETS.

The Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, a Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.

LENDING CASH OR SECURITIES.

The Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

INVESTING IN COMMODITIES.

None of the Funds will purchase or sell commodities or commodity contracts except to the extent that the Funds may engage in transactions involving commodity futures contracts or options on commodity futures contracts.

INVESTING IN REAL ESTATE.

None of the Funds will purchase or sell real estate, including limited partnership interests, although each of the Funds may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

DIVERSIFICATION OF INVESTMENTS.

With respect to 75% of the value of their respective total assets, none of the Funds will purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. None of the Funds will acquire more than 10% of the outstanding voting securities of any one issuer.

CONCENTRATION OF INVESTMENTS.

Each Fund will not invest 25% or more of the value of its total assets in any one industry, except that each of these Funds may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

UNDERWRITING.

None of the Funds will underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

NON-FUNDAMENTAL LIMITATIONS

Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

INVESTING IN ILLIQUID SECURITIES.

The Funds will not invest more than 15% of the value of their respective net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES.

The Funds will limit their respective investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company. The Funds will invest no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.






INVESTMENT LIMITATIONS -- MONEY MARKET FUNDS

For purposes of this section, "Investment Limitations--Money Market Funds," the term "Funds" shall mean the Money Market Funds but not the Equity Funds.

FUNDAMENTAL LIMITATIONS

Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's shares.

SELLING SHORT AND BUYING ON MARGIN.

None of the Funds will sell any securities short or purchase any securities on margin, but each may obtain such short-term credit as may be necessary for clearance of purchases and sales.

ISSUING SENIOR SECURITIES AND BORROWING MONEY.

None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. None of the Funds considers the issuance of separate classes of shares to involve the issuance of "senior securities" within the meaning of this investment limitation.

The Municipal Money Market Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. None of the Funds has any present intention to borrow money.

PLEDGING SECURITIES OR ASSETS.

The Municipal Money Market Fund, U.S. Treasury Money Market Fund, Institutional Government Money Market Fund and Institutional Money Market Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR REAL ESTATE.

The Municipal Money Market Fund, Institutional Government Money Market Fund and Institutional Money Market Fund will not purchase or sell commodities, commodity contracts, commodity futures contracts or real estate, including limited partnership interests, although the Municipal Money Market Fund may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

UNDERWRITING.

None of the Funds will underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

LENDING CASH OR SECURITIES.

The Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets (except that the U.S. Treasury Money Market Fund may not loan any of its assets). This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

ACQUIRING VOTING SECURITIES.

The Institutional Government Money Market Fund and Institutional Money Market Fund will not acquire the voting securities of any issuer for the purpose of exercising control or management.

The Municipal Money Market Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. For purposes of this limitation, non-governmental users of facilities financed by industrial development or pollution control revenue bonds and banks issuing letters of credit or comparable guarantees supporting variable rate demand municipal securities are considered to be issuers.

DIVERSIFICATION OF INVESTMENTS.

With respect to 75% of the value of its total assets, the Institutional Government Money Market Fund and Institutional Money Market Fund will not purchase securities issued by any one issuer having a value of more than 5% of the value of its total assets except repurchase agreements and U.S. government obligations.

With respect to 75% of the value of its total assets, the Municipal Money Market Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. For purposes of this limitation, non-governmental users of facilities financed by industrial development or pollution control revenue bonds are considered to be issuers.

CONCENTRATION OF INVESTMENTS.

Each of the Institutional Government Money Market Fund and Institutional Money Market Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies.

The Municipal Money Market Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry; provided that, this limitation shall not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or variable rate demand municipal securities supported by letters of credit or guarantees.

DEALING IN PUTS AND CALLS.

The Money Market Funds will not buy or sell puts, calls, straddles, spreads, or any combination of these.

NON-FUNDAMENTAL LIMITATIONS

Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES.


The Municipal Money Market Fund, U.S. Treasury Money Market Fund, Institutional Government Money Market Fund and Institutional Money Market Fund will limit investments in securities of other investment companies as required by the 1940 Act as follows. Under the 1940 Act, investment company securities may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets. Additionally, the 1940 Act permits a Fund to purchase securities of an investment company if, with respect to each such Fund, immediately after such purchase, the acquiring Fund does not own in the aggregate more than 3% of the acquired company's outstanding voting securities.


INVESTING IN ILLIQUID SECURITIES.

None of the Funds will invest more than 10% of the value of its net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.

ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES

TYPES OF INVESTMENTS

BANK INSTRUMENTS.

The Institutional Government Money Market Fund, Institutional Money Market Fund and Equity Index Fund may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal

Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, these instruments are not necessarily guaranteed by those organizations.

In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, and bankers' acceptances, the Institutional Government Money Market Fund and Institutional Money Market Fund may invest in: (a) Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; (b) Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and (c) Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

FUTURES AND OPTIONS TRANSACTIONS.

All of the Funds (subject to the exceptions noted below) may engage in futures and options transactions as described below to the extent consistent with their investment objectives and policies.

As a means of reducing fluctuations in the net asset value of shares of the Funds, the Funds may attempt to hedge all or a portion of their portfolios through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Funds may attempt to hedge all or a portion of their portfolios by buying and selling financial futures contracts and writing call options on futures contracts. The Funds may also write covered call options on portfolio securities to attempt to increase current income.

The Funds will maintain their positions in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.

FUTURES CONTRACTS.

The Funds, except the Money Market Funds, may enter into futures contracts. A futures contract is a firm commitment by the seller, who agrees to make delivery of the specific type of security called for in the contract ("going short"), and the buyer, who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying securities in the index is made.

Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

The purpose of the acquisition or sale of a futures contract by a Fund is to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" to hedge against a decline in market interest rates. Each Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets.

STOCK INDEX OPTIONS.

The Funds (other than the Money Market Funds) may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.

The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Funds' portfolios correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Funds will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Funds of options on stock indices will be subject to the ability of the Advisor to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS.

The Funds (other than the Money Market Funds) may purchase listed put options on financial futures contracts. The Funds would use these options only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates.

Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the realized decrease in value of the hedged securities.

Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS.

The Funds (other than the Money Market Funds) may write listed call options or over-the- counter call options on futures contracts, to hedge their portfolios against an increase in market interest rates. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase. In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of a Fund's portfolio securities.

Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the realized decrease in value of the hedged securities.

LIMITATION ON OPEN FUTURES POSITIONS.

No Fund will maintain open positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If a Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"MARGIN" IN FUTURES TRANSACTIONS.

Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark to market its open futures positions. The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES.

The Funds (other than the Money Market Funds) may purchase put options on portfolio securities to protect against price movements in particular securities in their respective portfolios. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES.

The Funds (other than the Money Market Funds) may also write covered call options to generate income. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).

OVER-THE-COUNTER OPTIONS.

The Funds (other than the Money Market Funds) may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS").

The Institutional Government Money Market Fund and Institutional Money Market Fund may invest in CMOs.

Privately issued CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.

The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

Certain debt securities such as, but not limited to, mortgage-related securities, collateralized mortgage obligations (CMOs), asset backed securities and securitized loan receivables, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of the Bond Fund's weighted average maturity, the effective maturity of such securities will be used.

CONVERTIBLE SECURITIES.

The Equity Index Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

Each of these Funds will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the opinion of the Advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise the Fund may hold or trade convertible securities.

In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

GUARANTEED INVESTMENT CONTRACTS.

The Institutional Government Money Market Fund and Institutional Money Market Fund may make limited investments in guaranteed investment contracts (."GICs") issued by highly rated U.S. insurance companies. Under a GIC, the Fund gives cash to an insurance company which credits the Fund with the amount given plus interest based on a certain index, which interest is guaranteed to be not less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. The Institutional Government Money Market Fund and Institutional Money Market Fund will only purchase GICs from insurance companies which, at the time of purchase, have total assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be subject to a Fund's limitation on illiquid investments.

WARRANTS.

The Equity Index Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

PARTICIPATION INTERESTS.

The Municipal Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, and Equity Index Fund may invest in participation interests. Participation interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which a Fund would be allowed to invest in directly. The financial institutions from which the Municipal Money Market Fund may purchase participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Funds the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

STRIPPED OBLIGATIONS.

The Institutional Government Money Market Fund, Institutional Money Market Fund, U.S. Treasury Money Market Fund and Municipal Money Market Fund may purchase U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution. These "stripped" U.S. Treasury obligations are offered under the Separate Trading of Registered Interest and Principal Securities ("STRIPS") program or Coupon Under Bank-Entry Safekeeping ("CUBES") program. These Funds may also purchase other stripped securities issued directly by agencies or instrumentalities of the U.S. government. STRIPS and CUBES represent either future interest or principal payments and are direct obligations of the U.S. government that clear through the Federal Reserve System. These participations, which may be issued by the U.S. government (or a U.S. government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their face value, and may, with respect to the Bond Funds, include stripped mortgage-backed securities ("SMBS"). Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Funds also may purchase U.S. dollar- denominated stripped securities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

SMBS which are not issued by the U.S. government (or a U.S. government agency or instrumentality) are considered illiquid. SMBS issued by the U.S. government (or a U.S. government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund's per share net asset value.

Within the past several years, the Treasury Department has facilitated transfers of ownership of stripped securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system and the STRIPS program. Under the STRIPS program, the Funds will be able to have their beneficial ownership of stripped securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

In addition, the Institutional Government Money Market Fund and Institutional Money Market Fund may acquire other U.S. government obligations and their unmatured interest coupons that have been stripped by their holder. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax purposes. The Trust is unaware of any binding legislative, judicial or administrative authority on this issue. The staff of the Securities and Exchange Commission believes that participations in TIGRs, CATS and other similar trusts are not U.S. Government securities.

Although a "stripped" security may not pay interest to holders prior to maturity, federal income tax regulations require a Fund to recognize as interest income a portion of the security's discount each year. This income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional Fund shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

VARIABLE RATE MUNICIPAL SECURITIES.

The Municipal Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund and U.S. Treasury Money Market Fund may invest in variable rate municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Funds are subject to repayment of principal (usually within seven days) on the Funds' demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

LOAN PARTICIPATION NOTES.

The Institutional Money Market Fund, Institutional Government Money Market Fund and Municipal Money Market Fund may purchase loan participation notes. A loan participation note represents participation in a corporate loan of a commercial bank with a remaining maturity of one year or less. Such loans must be to corporations in whose obligations the Funds may invest. Any participation purchased by a Fund must be issued by a bank in the United States with total assets exceeding $1 billion. Because the issuing bank does not guarantee the participation in any way, the participation is subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for a Fund to assert through the issuing bank such rights as may exist against the corporate borrower if the underlying corporate borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Moreover, under the terms of the loan participation a Fund may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Fund may also be subject to the risk that the issuing bank may become insolvent. The secondary market, if any, for loan participations is extremely limited and any such participation purchased by a Fund may be regarded as illiquid.

MUNICIPAL LEASES.

The Municipal Money Market Fund, Institutional Government Money Market Fund and Institutional Money Market Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non- profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the Advisor, under the authority delegated by the Trustees, will base its determination on the following factors: (a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and, prospects); (d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.

STAND-BY COMMITMENTS.

The Municipal Money Market Fund, the Institutional Money Market Fund and the Institutional Government Money Market Fund may enter into stand-by commitments with respect to municipal obligations held by them. Under a stand-by commitment, a dealer agrees to purchase at a Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities).

The Funds intend to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Advisor's opinion, present minimal credit risks. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining net asset value of a Fund. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.

CASH.

>From time to time, such as when suitable securities are not available, the Funds may retain a portion of their assets in cash. Any portion of a Fund's assets retained in cash will reduce the Fund's return and, in the case of bond funds and money market funds, the Fund's yield.

U.S. GOVERNMENT OBLIGATIONS.

The types of U.S. government obligations in which any of the Funds may invest include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds, and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

o        the full faith and credit of the U.S. Treasury;

o the issuer's right to borrow from the U.S. Treasury; or the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentality issuing the obligations.

VARIABLE RATE U.S. GOVERNMENT SECURITIES.

Some of the short-term U.S. government securities that the Money Market Funds may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS.

Each Fund may enter into when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 25% of the total value of their assets.

REPURCHASE AGREEMENTS.

Each Fund may enter into repurchase agreements. A repurchase agreement is an agreement whereby a Fund takes possession of securities from another party in exchange for cash and agrees to sell the security back to the party at a specified time and price. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisor to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS.

Except as provided above, the Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on a Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

LENDING OF PORTFOLIO SECURITIES.

Each Fund (other than the U.S. Treasury Money Market Fund) may lend portfolio securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

RESTRICTED AND ILLIQUID SECURITIES.

Each Fund may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. The Funds believe that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) securities, as determined by the Advisor as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the SEC staff has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.

TEMPORARY AND DEFENSIVE INVESTMENTS.

Each Fund (other than the Money Market Funds) may hold up to 100% of its assets in cash or short-term debt securities for temporary defensive purposes. The Money Market Funds may hold up to 100% of their assets in cash. A Fund will adopt a temporary defensive position when, in the opinion of the Advisor, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of short-term instruments in which the Funds may invest for such purposes include short-term money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's ("S&P") or the "Prime" major rating category by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long- term unsecured debt issue rated at least within the "A" category by S&P or Moody's.

PORTFOLIO TURNOVER

The Funds will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Funds' investment objectives. The following is a list of the portfolio turnover rates for the Equity Index Fund:



                           SIX-MONTH PERIOD ENDED      FISCAL YEAR ENDED      FISCAL YEAR ENDED      FISCAL YEAR ENDED
                              JANUARY 31, 2003           JULY 31, 2002          JULY 31, 2001          JULY 31, 2000
                              ----------------           -------------          -------------          -------------
Equity Index Fund                    1%                        9%                   4%*                     9%**


* Reflects the period from January 1, 2001 through July 31, 2001. ** For the fiscal year ended December 31st.

                          FIFTH THIRD FUNDS MANAGEMENT

The Trustees and officers of the Funds, their ages, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035

                              INDEPENDENT TRUSTEES
                              --------------------


                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                                                                                  IN FUND
                        POSITION(S)       TERM OF                                                 COMPLEX
                           HELD         OFFICE AND                                                OVERSEEN         OTHER
      NAME, ADDRESS      WITH THE        LENGTH OF          PRINCIPAL OCCUPATION(S)                 BY          DIRECTORSHIPS
        AND AGE           FUNDS         TIME SERVED         DURING THE PAST 5 YEARS               TRUSTEE      HELD BY TRUSTEE
        -------          -------        -----------         -----------------------               -------      ---------------
David J. Durham            Trustee     Indefinite,       President and Chief                        37              N/A
Birthdate: 5/10/1945                   June 2001-        Executive Officer of Clipper
                                        Present          Products, Inc., a wholesale
                                                         distributor, 1997-present.
                                                         Independent Contractor,
                                                         1995-1997.

J. Joseph Hale Jr.         Trustee     Indefinite,       Vice President, Corporate                  37              N/A
Birthdate: 9/11/1949                     March           Communications; President, Cinergy
                                       2001-Present      Foundation, November 2001 - present.
                                                         President, Cinergy Corp., Cincinnati
                                                         Gas & Electric Co., The Union Light Heat
                                                         & Power Co., November 2000 - October
                                                         2001. Vice President, Corporate
                                                         Communications, August 1996 - June 2000.

John E. Jaymont            Trustee     Indefinite,       AVP, PIANKO, Feb. 2002-                    37            Printing
Birthdate: 12/5/1944                    October          present. Business                                        Industries of
                                       2001- Present     management consultant, April                             America-Web Offset
                                                         2000-Feb. 2002.President,                                Association,
                                                         Metroweb Corp.(publications                              Director and
                                                         printing)1997-2000.                                      Master Printers
                                                                                                                  of America,
                                                                                                                  Director.

                              INTERESTED TRUSTEE
                              ------------------

Edward Burke Carey*        Chairman-   Indefinite,       President of Carey Realty                  37            The Foundation
Birthdate  7/2/1945        Board of     January          Investments, Inc.                                        of the Catholic
                           Trustees    1989-Present                                                               Diocese of
                                                                                                                  Columbus-Trustee
                                                                                                                  Ohio and
                                                                                                                  Kentucky
                                                                                                                  Chapter of the
                                                                                                                  Counselors of
                                                                                                                  Real
                                                                                                                  Estate-Trustee,
                                                                                                                  Chairman.

___________
* Mr. Carey is treated by the Funds as an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Funds and the Investment Advisor. Mr. Carey is an "interested person" because of his business transactions with Fifth Third Bank and its affiliates.

                                    OFFICERS
                                    --------

                                                                                                       NUMBER OF
                                                                                                      PORTFOLIOS
                                                                                                       IN FUND           OTHER
                                                                                                       COMPLEX        DIRECTORSHIPS
     NAME, ADDRESS       POSITION(S)      TERM OF OFFICE AND        PRINCIPAL OCCUPATION(S)DURING     OVERSEEN BY       HELD BY
        AND AGE          HELD WITH      LENGTH OF TIME SERVED             THE PAST 5 YEARS             TRUSTEE          TRUSTEE
                         THE FUNDS
---------------------    ------------   ----------------------      -----------------------------    --------------   -------------
C. David Bunstine        President      Indefinite, March 2003      Employee of BISYS Fund Services      N/A              N/A
Birthdate: 7/30/1965                    - Present                   Limited Partnership since
                                                                    December 1987.

Russell D. Ungerman      Vice           Indefinite, September       Trust Officer of Fifth Third         N/A              N/A
Birthdate: 2/09/1971     President      2002 - Present              Bank, 1998 - present; Trust
                                                                    Officer of Wilmington Trust
                                                                    Co., 1994-1998.

Rodney L. Ruehle         Vice           Indefinite, Vice            Employee of BISYS Fund               N/A              N/A
Birthdate: 4/26/1968     President,     President, September        Services Limited Partnership
                         Secretary      2001 - Present;
                                        Secretary, September
                                        2000 - Present

Adam S. Ness             Treasurer      Indefinite, September       Employee of BISYS Fund               N/A              N/A
Birthdate: 10/14/1972                   2001 - Present              Services Limited Partnership
                                                                    since June 1998.  Prior to that
                                                                    time, employee of KPMG LLP.

Warren Leslie            Assistant      Indefinite,                 Employee of BISYS Fund               N/A              N/A
Birthdate: 2/13/1962     Secretary      September 2001 - Present    Services Limited Partnership
                         and                                        since May 1995.
                         Assistant
                         Treasurer


For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table:

                       POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL
NAME                   UNDERWRITERS OF THE FUNDS
----                   -------------------------
C. David Bunstine      BISYS Fund Services, Vice President, Client Services
Rodney L. Ruehle       BISYS Fund Services, Director, Compliance Services

Adam S. Ness           BISYS Fund Services, Vice President, Financial Services

Warren Leslie          BISYS Fund Services, Director, Client Services
Russell Ungerman       Fifth Third Bank, Trust Officer

COMMITTEES OF THE BOARD OF TRUSTEES

AUDIT COMMITTEE

The purposes of the Audit Committee are to oversee the Trust's accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; to consider the selection of independent public accountants for the Trust and the scope of the audit; and to act as a liaison between the Trust's independent auditors and the full Board of Trustees. Messrs. Hale, Durham, and Jaymont serve on this Committee. For the fiscal year ended July 31, 2002, there were five meetings of the Audit Committee.

NOMINATING COMMITTEE

The purpose of the Nominating Committee is to recommend qualified candidates to the Board in the event that a position is vacated or created. Messrs. Hale, Durham, and Jaymont serve on this committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of the Fifth Third Funds. During the fiscal year ended July 31, 2002, the Nominating Committee did not meet.

SECURITIES OWNERSHIP

For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Fund and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund's family of investment companies as of December 31, 2002:


----------------------------- -------------------------------------------------------- ----------------------------------
      NAME OF TRUSTEE             DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS       AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                         SECURITIES IN ALL REGISTERED
                                                                                       INVESTMENT COMPANIES OVERSEEN BY
                                                                                        TRUSTEE IN FAMILY OF INVESTMENT
                                                                                                   COMPANIES
----------------------------- -------------------------------------------------------- ----------------------------------
Edward Burke Carey                   Large Cap Opportunity Fund: $1 - $10,000                     >$100,000*
                                         Quality Growth Fund: > $100,000*
                                    Prime Money Market Fund: $10,001 - $50,000
                                         Balanced Fund: $10,001 - $50,000
                                      International Equity Fund: $1 - $10,000
                                      Mid Cap Growth Fund: $50,000 - $100,000
                                           Technology Fund: $1 - $10,000
                                     Government Money Market Fund: > $100,000*
                                      Large Cap Core Fund: $10,001 - $50,000

----------------------------- -------------------------------------------------------- ----------------------------------
J. Joseph Hale, Jr.                                     $0                                            $0

----------------------------- -------------------------------------------------------- ----------------------------------
David J. Durham                            Bond Fund: $10,001 - $50,000                       $50,001 - $100,000
                                      Mid Cap Growth Fund: $10,001 - $50,000
                                      Multi Cap Value Fund: $10,001 - $50,000
                                      Quality Growth Fund: $10,001 - $50,000

----------------------------- -------------------------------------------------------- ----------------------------------
John E. Jaymont                       Quality Growth Fund: $1 - $10,000                           $1 - $10,000
                                     Small Cap Growth Fund: $1 - $10,000
                                         Worldwide Fund: $1 - $10,000
----------------------------- -------------------------------------------------------- ----------------------------------

_______
*  denotes greater than

For independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of December 31, 2002:


                               NAME OF OWNERS
                                   AND
                               RELATIONSHIPS
NAME OF TRUSTEE                  TO TRUSTEE      COMPANY      TITLE OF CLASS      VALUE OF SECURITIES      PERCENT OF CLASS
----------------                ------------     -------      ---------------     -------------------      ----------------
J. Joseph Hale, Jr                 N/A             N/A              N/A                  N/A                     N/A
David J. Durham                    N/A             N/A              N/A                  N/A                     N/A
John E. Jaymont                    N/A             N/A              N/A                  N/A                     N/A


As of April 4, 2003, the Officers and Trustees owned less than 1% of any class of any Fund.

TRUSTEES COMPENSATION


                                     AGGREGATE COMPENSATION FROM THE         TOTAL COMPENSATION FROM FUNDS AND FUND
                                     FUNDS FOR THE FISCAL YEAR ENDING      COMPLEX PAID TO TRUSTEES FOR THE FISCAL YEAR
 NAME OF PERSON, POSITION                    JULY 31, 2002                             ENDING JULY 31, 2002
 ------------------------                    -------------                             --------------------
Edward Burke Carey, Trustee                      $27,250                                      $27,250
J. Joseph Hale, Jr., Trustee                     $23,000                                      $23,000
David J. Durham, Trustee                         $23,000                                      $23,000
John E. Jaymont, Trustee                         $25,500                                      $25,500


The following table indicates the name, address, and percentage of ownership of each person who owns of record or is known by the Trust to own beneficially 5% or more of any Class of a Fund's outstanding shares as of April 4, 2003:


NAME, ADDRESS               RECORD               BENEFICIAL
-------------               ------               ----------

The following table indicates the name, address, and percentage of ownership of each person who owns of record or is known by the Trust to own beneficially 5% or more of any Class of a Fund's outstanding shares as of April 4, 2003:



NAME, ADDRESS                                                            RECORD                                    BENEFICIAL
-------------                                                            ------                                    ----------

                                                             Equity Index Fund Advisor Class

FISERV Securities  Inc
FAO 16070963
2005 Market Street  Suite 1200
One Commerce Square
Philadelphia  PA  19103                                                  99.82%                                         0%

                                                                Equity Index Fund Class A
FISERV Securities Inc
Trade House Account
2005 Market St
One Commerce Square
Philadelphia, PA  19103                                                  53.82%                                         0%

NFSC FEBO    105-643289
Fmt Co Cust Ira Rollover
5068 Howes Ln
San Jose, CA  95118-2126                                                 11.04%                                         0%

                                                                Equity Index Fund Class B
FISERV Securities  Inc
FAO 16203246
2005 Market Street  Suite 1200
One Commerce Square
Philadelphia, PA  19103                                                  99.59%                                         0%

                                                                Equity Index Fund Class C
FISERV Securities  Inc
FAO 31550052
2005 Market Street  Suite 1200
One Commerce Square
Philadelphia  PA  19103                                                  60.85%                                         0%

NFSC Febo    279-090620
Premier Trust
57 Germantown Ct Ste 400
Cordova, TN  380184274                                                   30.09%                                         0%

Circle Trust Company Custodian
PAYCOR Retirement Plans
One Station Place
Metro Center


                                       19


Stamford  CT  06902                                                       8.27%                                         0%

                                                              Equity Index Fund Inst Class

Fifth Third Bank
PO Box 630074
Mutual Fund Processing
Cincinnati  OH  45263                                                    35.96%                                       34.95%

Fifth Third Bank
Steelcase P/S General Fund
1850 East Paris Se
Grand Rapids  MI  495466210                                              35.60%                                       35.60%

Fifth Third Bank - RPS
FBO RPS Retirement Accounts
MD 1090bb
Cincinnati  OH  45263                                                    20.05%                                       18.25%

Bank Of New York
Steelcase Inc 401k Plan Ac 845206
One Wall Street 12th Floor
New York  NY  10286                                                       8.05%                                          0%

                                                           Institutional Govt Mmkt Inst Class

Fifth Third Bank
Attn Trust Operations
PO Box 63007
ACI Processing
Cincinnati  OH  45263                                                    75.90%                                       36.39%

BHC Securities Inc
Twelve Hundred
2005 Market St
Attn  Cash Sweeps Dept
Philadelphia  PA  19103                                                  22.75%                                          0%

                                                              Institutional Mmkt Inst Class

Fifth Third Bank
Attn Trust Operations
PO Box 63007
ACI Processing
Cincinnati  OH  45263                                                    83.53%                                       61.27%

FISERV Investor Securities Inc
Attn Cash Sweeps Department
2005 Market St
One Commerce Square
Philadelphia  PA  19103-3212                                             16.38%                                          0%


                                       20




                                                           Municipal Money Market Fund Class A

FISERV Investor Securities Inc
Attn Cash Sweeps Department
2005 Market St
One Commerce Square
Philadelphia, PA  19103-3212                                             94.27%                                          0%

                                                           Municipal Money Mkt Fund Inst Class

Fifth Third Bank
Trust And Investment Services C
38 Fountain Square Plz
Attn  Trust Acctg Dept Md 109048
Cincinnati,  OH  45263                                                   96.57%                                       84.01%

                                                          US Treasury Money Mkt Fund Inst Class

Fifth Third Bank Trust Dept
Fifth Third Mutual Funds Dept
PO Box 630074
Processing
Cincinnati, OH  452630001                                                91.42%                                       12.80%

BISYS Fund Services
3435 Stelzer Rd
Attn Institutional Services Group
Columbus, OH  43219                                                       6.30%                                        6.30%

For purposes of determining the presence of a quorum and counting votes on the matters presented, Shares represented by abstentions and "broker non-votes" will be counted as present, but not as votes cast, at the Meeting. Under the Investment Company Act of 1940, as amended (the "1940 Act"), the affirmative vote necessary to approve the matter under consideration may be determined with reference to a percentage of votes present at the Meeting, which would have the effect of treating abstentions and non-votes as if they were votes against the proposal.

The Fund's executive offices are located at 3435 Stelzer Road, Columbus, Ohio 43219.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

CODES OF ETHICS

Each of the Trust and Fifth Third Asset Management, Inc., as investment advisor to one or more Funds, and BISYS Fund Services Limited Partnership ("BISYS"), as distributor of Fund shares, has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code permits personnel subject to the code to invest in securities that may be purchased or held by the Funds.

                          INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISORS TO THE TRUST

Fifth Third Asset Management, Inc. ("FTAM") serves as investment advisor to all Funds described in this SAI. It provides investment advisory services through its Trust and Investment Division. FTAM is an indirect wholly-owned subsidiary of Fifth Third Bancorp.

Neither advisor shall be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Fifth Third Asset Management, Inc. to restrict the flow of non-public information, a Fund's investments are typically made without any knowledge of Fifth Third Asset Management, Inc.'s or any respective affiliates' lending relationship with an issuer.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT. The investment advisory agreement (the "Agreement") with Fifth Third Asset Management, Inc. was formally considered by the Board of Trustees at a meeting held on September 18, 2002, which included detailed discussions held outside the presence of fund management and the Adviser's personnel. In conducting its review, the Board of Trustees was advised by independent legal counsel. The Board's review addressed a variety of factors including: (1) the nature, quality and extent of services provided to the Funds under the Agreement; (2) the Trust's investment performance and expenses under the Agreement, (3) information comparing the Funds' expenses and investment performance to that of other comparable mutual funds, and (4) the reasonableness of the profitability of Fifth Third Asset Management, Inc. with respect to each portfolio of the Trust. In analyzing these factors, the Board reviewed and considered highly detailed expense comparison information provided by Lipper Inc. (an independent provider of mutual fund data). These materials compared the expenses and performance of each portfolio to a broad or general universe of funds and to a "peer group" of funds. The Board reviewed staffing information including the recruiting and retainment of qualified professionals.

As disclosed elsewhere in this Statement of Additional Information, Fifth Third Asset Management, Inc. has soft dollar arrangements by which brokers provide research and other services to Fifth Third Asset Management, Inc. in return for allocating brokerage commissions to such brokers. In addition to these arrangements, the Board also considered the costs and benefits to affiliates of Fifth Third Asset Management, Inc. such as costs and benefits associated with the Bank's duties as custodian to the Trust. Also considered was the business reputation and financial resources of Fifth Third Asset Management, Inc. and its ultimate corporate parent, Fifth Third Bancorp.

Based on its review, the Board of Trustees approved the Investment Advisory Agreements and determined the compensation payable under such agreement to be fair and reasonable and not inconsistent with levels of profitability that had been determined by courts not to be excessive in light of Fifth Third Asset Management, Inc.'s services and expenses and such matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above.

With respect to the Equity Index Fund, the Institutional Money Market Fund, the Institutional Government Money Market Fund, the U.S. Treasury Money Market Fund and the Municipal Money Market Fund, under the terms the Expense Limitation Agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by a Fund only during a month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described above.

Under certain circumstances the Advisor may use its own funds to compensate broker-dealers, financial institutions, and other intermediaries who sell shares of the Funds as an incentive for such sales. Such amounts will be based on a percentage of the shares sold and/or assets under management.


ADVISORY FEES

For its advisory services, the Advisor receives annual investment advisory fee as described in the prospectuses. The following shows all investment advisory fees incurred by the Funds and the amounts of those fees that were voluntarily waived or reimbursed by the Advisor for the six-month period ended January 31, 2003 and the fiscal years ended July 31, 2002, July 31, 2001, and July 31, 2000 (amounts in thousands):


                                                   Six-Month Period Ended
Fund Name                                         January 31,2003               Amount Waived 2003
---------                                         ---------------------        ------------------
Municipal Money Market Fund                              712                          498
U.S. Treasury Money Market Fund                        2,510                          941
Institutional Government Money Market fund             1,036                          388
Institutional Money Market Fund                          774                          681
Equity Index Fund                                        897                          149



                                       Year Ended       Amount         Year Ended       Amount           Year Ended      Amount
Fund Name                             July 31,2002    Waived 2002     July 31, 2001    Waived 2001      July 31, 2000    Waived 2000
---------                             ---------       -----------     -------------    -----------      -------------    -----------
Municipal Money Market Fund              1,342           1,162           902              811              477             477
U.S. Treasury Money Market Fund          4,422           1,658         4,032            1,512            3,627           1,269
Institutional Government Money

                                       23

Market Fund                              1,896             711           975  (*)         366  (*)       1,111  (**)       439  (**)
Institutional Money Market Fund            527             395           144  (*)         109  (*)         139 (***)       111 (***)
Equity Index Fund                        2,356             393         1,523  (*)         254  (*)       2,787  (**)       465  (**)


* Reflects the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.
**  For the fiscal year ended December 31st.
*** Reflects the period from April 11, 2000 through December 31, 2000.


ADMINISTRATIVE SERVICES

Fifth Third Bank provides administrative personnel and services to the Funds for the fees set forth in the prospectuses. The following shows all fees earned for providing administrative services to the Funds, and the amounts of those fees that were voluntarily waived, for the six-month period ended January 31, 2003 and the fiscal years ended July 31, 2002, July 31, 2001, and July 31, 2000 (amounts in thousands):

                                                 Six-Month Period
Fund Name                                        Ended January 31, 2003      Amount Waived 2003
---------                                         ---------------------      ------------------
Municipal Money Market Fund                            247                            --
U.S. Treasury Money Market Fund                      1,088                            628
Institutional Government Money Market Fund             449                            116
Institutional Money Market Fund                        336                            136
Equity Index Fund                                      518                            194

                                    Year Ended        Amount         Year Ended         Amount          Year Ended        Amount
Fund Name                          July 31, 2002    Waived 2002     July 31,2001+    Waived 2001+    July 31,2000+     Waived 2000+
---------                          -------------    -----------     -------------    ------------    -------------      ------------
Municipal Money Market Fund              356             --              311             --               167               22
U.S. Treasury Money Market Fund        1,477            852            1,743           1,007            1,539              907
Institutional Government Money
    Market Fund                          832            255              439 (*)         166 (*)          500  (**)        173  (**)
Institutional Money Market Fund          229            117               65 (*)          41 (*)           63 (***)         47 (***)
Equity Index Fund                      1,378            510              918 (*)         340 (*)        1,673  (**)        575  (**)


+ The figures reflect fees received by the current Administrator and the former Administrator, BISYS Fund Services Limited Partnership, for the year ended July 31, 2001 and by the former Administrator only for the year ended July 31, 2000.
* Reflects the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.
**  For the fiscal year ended December 31st.
*** Reflects the period from April 11, 2000 through December 31, 2000.

BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219, performs sub-administration services on behalf of each Fund (other than Funds in existence for less than one year), for which it receives compensation from Fifth Third Bank.

CUSTODY OF FUND ASSETS

Under the custodian agreement, Fifth Third Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Fees for custody services are based upon the market value of Fund securities held in custody plus maintenance fees, transaction fees and out-of-pocket expenses. For the six-month period ended January 31, 2003 and the fiscal years ended July 31, 2002, July 31, 2001, and July 31, 2000, those fees were approximately $690,000, $989,000, $487,000, and $503,000, respectively.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Funds. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders. Fifth Third Bank also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses. The following shows all fees earned by Fifth Third Bank for providing transfer agency and dividend disbursing agency services for the six-month period ended January 31, 2003 and the fiscal years ended July 31, 2002, July 31, 2001, and July 31, 2000 (amounts in thousands):



                                               Six-Month Period
                                               Ended January 31,      Year Ended July       Year Ended        Year Ended
Fund Name                                      2003                   31, 2002              July 31, 2001     July 31, 2000
---------                                      -----                  ---------             -------------     -------------
Municipal Money Market Fund                    $    39                $    52               $   46            $   25
U.S. Treasury Money Market Fund                $   152                $   193               $  192            $   43
Institutional Government Money Market Fund     $    63                $    81               $    1 (*)        $    5 (+)
Institutional Money Market Fund                $    47                $    25               $    - (*)           N/A (^)
Equity Index Fund                              $   108                $   158               $   64 (*)        $  165 (+)



*   Reflects the period from January 1, 2001 through December 31, 2001.
+   Reflects the fiscal year ended December 31, 2000.
^ Reflects the period from April 11, 2000 (commencement of operations), to December 31, 2000.

BISYS Fund Services Ohio, Inc. serves as the sub-transfer agent for the Funds. The fee paid for this service is based upon the level of the Fund's average daily net assets ("asset based fee") plus out-of-pocket expenses. In the event that the combined net assets of all of the Funds fall below $3.5 billion at any time during the period, the fee paid shall be the sum of the asset-based fee and an account- based fee.

FUND ACCOUNTING
Fifth Third Bank serves as fund accountant for the Funds. The fee paid to the fund accountant is based upon the size of the assets of the funds. The following shows all fund accounting fees paid by the funds for the six-month period ended January 31, 2003 and the fiscal years ended July 31, 2002, July 31, 2001 and July 31, 2000.


                                               Six-Month Period
                                               Ended January 31,      Year Ended July       Year Ended        Year Ended
Fund Name                                      2003                   31, 2002              July 31, 2001     July 31, 2000
---------                                      --------               --------              -------------     -------------
Municipal Money Market Fund                    $   37                 $   54                $   61            $   57
U.S. Treasury Money Market Fund                $  107                 $  152                $  165            $  162
Institutional Government Money Market Fund     $   56                 $   96                $   39 ^          $   44  +
Institutional Money Market Fund                $   41                 $   30                $    7 ^          $    7 ++
Equity Index Fund                              $  100                 $  197                $   87 ^          $  157  +


^ Represents the period from January 1, 2001 through July 31, 2001. Funds changed fiscal year end from December 31 to January 31.
+   Represents the fiscal year ended December 31, 2000.
++ Represents the period from April 11, 2000 (commencement of operations) through December 31, 2000.

LEGAL COUNSEL

Ropes & Gray LLP, Suite 800 East, One Franklin Square, 1301 K Street, N.W., Washington, D.C. 20005 is counsel to the Funds.

                             BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. In working with dealers, the Advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.

The Advisor may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Advisor and may include advice as to the advisability of investing in securities, security analysis and reports, economic studies, industry studies, receipt of quotations for portfolio evaluations, and similar services.

The Advisor and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal years ended July 31, 2002, July 31, 2001, and July 31, 2000, the Funds paid brokerage commissions in exchange for the brokerage and research services described above in the following amounts:


------------------------  -----------------  ------------  ------------------  -------------  ------------------  -------------
                          BROKERAGE                        BROKERAGE                          BROKERAGE
                          COMMISSIONS IN     TOTAL         COMMISSIONS IN      TOTAL          COMMISSIONS IN      TOTAL
                          EXCHANGE FOR       BROKERAGE     EXCHANGE FOR        BROKERAGE      EXCHANGE FOR        BROKERAGE
                          BROKERAGE AND      COMMISSIONS   BROKERAGE AND       COMMISSIONS    BROKERAGE AND       COMMISSIONS
                          RESEARCH           PAID JULY     RESEARCH            PAID JULY      RESEARCH            PAID JULY
                          SERVICES JULY      31, 2002      SERVICES JULY       31, 2001       SERVICES JULY       31, 2000
                          21, 2002                         21, 2001                           21, 2000
------------------------  -----------------  ------------  ------------------  -------------  ------------------  -------------

Equity Index Fund         $   243,705         $  262,882              --        $  94,205             --            $  149,717
------------------------  -----------------  ------------  ------------------  -------------  ------------------  -------------
Institutional Money
Market Fund                        --                 --              --               --             --                    --
------------------------  -----------------  ------------  ------------------  -------------  ------------------  -------------
U.S. Treasury Money
Market Fund                        --        $     1,563              --               --             --                    --
------------------------  -----------------  ------------  ------------------  -------------  ------------------  -------------


Research services provided by brokers may be used by the Advisor in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Advisor or its affiliates might otherwise have paid, it would tend to reduce their expenses.

Allocation of transactions, including their frequency, to various dealers is determined by each of the Advisor in its best judgment and in a manner deemed fair and reasonable to shareholders. The major consideration in allocating brokerage business is the assurance that best execution is being received on all transactions effected for all accounts. Brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor. Such information may be useful to the Advisor in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisor in carrying out its obligations to the Funds.

Although investment decisions for the Funds are made independently from those of the other accounts managed by the Advisor, the Advisor may invest Fund assets in the same securities and at the same time as they invest assets of other accounts that they manage. When one of the Funds and one or more other accounts managed by the Advisor are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisor to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.

During the fiscal year ended July 31, 2002, the Funds acquired securities of the Funds' regular brokers or dealers or their parents as follows:


                    SECURITIES OF THE FUNDS' BROKERS/DEALERS


      FUND                                   SECURITY             PRINCIPAL/SHARES             MARKET VALUE
    -------                                 ----------            ----------------             ------------
U.S. Treasury Money Market Fund               ABN AMRO              $    50,000                    50,000
                                             Bear Stearns                50,000                    50,000
                                              SG Cowen                  100,000                   100,000

Equity Index Fund                          Bank of America              110,592                     7,353
                                             Bear Stearns                 7,187                       433

                                       26

                                             Fifth Third                 42,312                     2,796
                                               KeyCorp                   30,600                       804
                                           National City                 43,800                     1,353
                                         Prudential Financial            42,100                     1,389
                                            U.S. Bancorp                137,377                     2,938
                                           Wells Fargo Co.              122,900                     6,250

Institutional Money Market Fund               ABN AMRO                    2,500                     2,499
                                           Wells Fargo Co.                3,880                     3,929

Brokerage commissions paid by the Funds in secondary trading are as follows:

                                    FISCAL YEAR ENDED     FISCAL YEAR ENDED     FISCAL YEAR ENDED
FUND NAME                             JULY 31, 2002         JULY 31, 2001         JULY 31, 2000
-------------------------------     -----------------     -----------------     ---------------
Municipal Money Market Fund                   N/A                 N/A                     N/A

U.S. Treasury Money Market Fund     $       1,563                 N/A                     N/A

Equity Index Fund                   $     262,882         $    94,205            $    149,717

Institutional Money Market Fund                --                  --                      --


                                PURCHASING SHARES

Shares of the Funds are sold at their net asset value, less any applicable sales charge, on days the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing Select Shares, Preferred Shares and Trust Shares of the Funds is explained in the prospectus for such Fund and Class under "Investing in the Funds."

ADMINISTRATIVE SERVICES AGREEMENT

With respect to Select Shares, Preferred Shares and Trust Shares, the Trust may enter into an Administrative Service Agreement to permit the payment of non 12b-1 fees to the Distributor to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These non 12b-1 fees are paid at the following amounts:
Select Shares - up to 0.08%, Preferred Shares - up to 0.15% and Trust Shares - up to 0.25%. Benefits to shareholders of Select Shares, Preferred Shares and Trust Shares of the Funds may include: (1) providing personal services to shareholders; (2) processing shareholder transactions with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; (4) responding promptly to shareholders' requests and inquiries concerning their accounts; and (5) providing such other services as necessary to service shareholder accounts. These classes of shares are designed for shareholders who may be investing through financial institutions that are providing additional services to such shareholders. These institutions may select whichever class most appropriately compensates them for the level of services they are providing and may be dependent on other fees charged to their clients. Such selection may not represent the least expensive class available to shareholders. The Funds seek to provide flexibility to financial institutions in levels of compensation they may receive from shareholders but are not able to verify that financial institutions are offering the most appropriate share class to their clients.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange securities they already own for shares of a Fund or they may exchange a combination of securities and cash for Fund shares. Any securities to be exchanged must, in the opinion of the Advisor, meet the investment objective and policies of each Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Fifth Third Bank. A Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the Advisor.

A Fund values such securities in the same manner as a Fund values its assets. The basis of the exchange will depend upon the net asset value of shares of a Fund on the day the securities are valued. One share of a Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of a Fund, along with the securities.

                                REDEEMING SHARES

Shares are redeemed at the next computed net asset value after a Fund receives the redemption request, less any contingent deferred sales charge. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although the Funds do not charge for telephone redemptions, they reserve the right to charge a fee for the cost of wire-transferred redemptions.

REDEMPTION IN KIND

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

POSTPONEMENT OF REDEMPTIONS


Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.


                           DETERMINING NET ASSET VALUE

Net asset values of the Funds generally may change each day. The days on which net asset values are calculated by the Funds are described in the prospectuses. The Money Market Funds attempt to maintain a net asset value per share of $1.00.


         VALUATION OF THE EQUITY FUNDS, BOND FUNDS AND FUND OF FUNDS

         Except as noted below, investments of the Equity Funds, Bond Funds, and Fund of Funds of the Trust in securities the principal market for which is a securities exchange or an over-the-counter market are valued at their latest available sale price (except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price) or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded. Except as noted below, investments of the International Funds in securities the principle market for which is a securities exchange are valued at the closing mid-market price on that exchange on the day of computation.

         With regard to each of the above-mentioned Funds, securities the principal market for which is not a securities exchange or an over-the-counter market are valued at the mean of their latest bid and ask quotations in such principal market. Short-term securities are valued at either amortized cost or original cost plus interest, which approximates current value. Repurchase Agreements are valued at original cost. Open ended mutual fund investments will be valued at the most recently calculated net asset value. Closed end mutual funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded.

         The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent at the foreign closing mid-market rate reported in the Financial Times as the closing rate for that date. When an occurrence subsequent to the time a value of a foreign security was so established is likely to have changed the value, (here and after a "Significant Event") then the fair value of those securities will be determined by consideration of other factors by the Pricing Committee.

         Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through a national pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.


USE OF AMORTIZED COST

The Trustees have decided that the fair value of debt securities authorized to be purchased by the Funds with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Trustees continually assess this method of valuation and recommend changes where necessary to assure that the Funds' portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

MONITORING PROCEDURES

For the Money Market Funds, the Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market values. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 1/2 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

INVESTMENT RESTRICTIONS

SEC rules require that a money market fund limit its investments to instruments that, in the opinion of the Trustees or their delegate, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees or their delegate must determine that they are of comparable quality. Shares of investment companies purchased by a Money Market Fund will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires a money market fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by a Money Market Fund. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, a Money Market Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

A Money Market Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of a Money Market Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

In periods of rising interest rates, the indicated daily yield on shares of a Money Market Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of regular trading on the NYSE. In computing the net asset value, the Funds (other than the Money Market Funds) value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

                                   TAX STATUS

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;
(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and
(c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its net capital gain income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior calendar year, the Fund will be subject to a non-deductible 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Funds intend generally to make distributions sufficient to avoid imposition of the 4% excise tax.

DISTRIBUTIONS

Each Fund will distribute at least annually any taxable income or realized capital gains. Distributions of any taxable net investment income and net short-term capital gain are taxable as ordinary income. Distributions of each Fund's net capital gain (i.e., the excess of a Fund's net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gains, regardless of how long a Shareholder has held Fund shares. Distributions of taxable income or capital gains are taxable to Fund Shareholders whether received in cash or in Fund shares through automatic reinvestment.

Dividends and distributions on a Fund's shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions economically may represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

EXEMPT-INTEREST DIVIDENDS

A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

If a Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

A Fund which is qualified to pay exempt-interest dividends will inform investors within 60 days following the end of the Fund's fiscal year of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. You are advised to consult with your tax advisor about state and local tax matters.

MUNICIPAL MONEY MARKET

As described in the prospectus for the Fifth Third Municipal Money Market Fund, such Fund is designed to provide investors with tax-exempt interest income. This Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation. Shares of this Fund may not be suitable for tax-exempt institutions, retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Fund's dividends being tax-exempt. In addition, this Fund may not be an appropriate investment for persons or entities that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. A "substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

FOREIGN TAXES, FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS.

Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If at the end of a Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's Shareholders in connection with the Fund's dividends received by them. Because funds of funds cannot pass through credits or deductions for foreign taxes paid, the Funds of Funds do not intend to make this election if it is available. In this case, Shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those Shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such Shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex- dividend date will be entitled to claim a foreign tax credit for their share of these taxes. If a Fund makes the election, it will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investment by a Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

SELLING SHARES

Shareholders who sell Fund Shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received. If Fund Shareholders hold their Fund Shares as capital assets, the gain or loss will be a capital gain or loss. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less or
(ii) 20% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends). For taxable years beginning after December 31, 2000, the maximum capital gain tax rate for capital assets (including Fund Shares) held by a non-corporate Shareholder for more than 5 years is 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18-percent rate applies only to assets the holding period for which began after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001).

Any loss will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that Fund Shareholders replace the disposed of Fund Shares with other Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund Shareholder's basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.

HEDGING

If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If a Fund's book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

DISCOUNT SECURITIES

A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

BACKUP WITHHOLDING

A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to enacted tax legislation, the backup withholding tax rate is (i) 30% for amounts paid during 2003, (ii) 29% for amounts paid during 2004 and 2005, and (iii) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise. The Bush administration has announced a proposal to accelerate reductions in tax rates, which may change backup withholding rates as well.

The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations are generally effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in a Fund should consult their tax advisers with respect to the potential application of these new regulations.

RECENT TAX SHELTER REPORTING REGULATIONS

Under recently enacted Treasury regulations, if a shareholder realizes a loss on disposition of the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS

Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

The Bush Administration has announced a proposal to make substantial changes to tax-advantaged savings and retirement vehicles the effect of which could significantly modify, among other things, the eligibility requirements, contribution limitations and investing parameters of such plans. The prospects for this proposal are unclear, and many of its details have not been specified. As such, it is not yet possible to determine how, if enacted, these changes would affect the foregoing discussion.

OTHER CONSIDERATIONS

The Bush Administration has announced a proposal to reduce or eliminate the tax on dividends paid out of earnings previously taxed at the corporate level. Many of the details of the proposal have not been specified, and the prospects for this proposal are unclear. Accordingly, it is not possible to evaluate how this proposal might affect the tax discussion above. The elimination of the double taxation of corporate distributions may reduce the value of, and thus the return on, previously issued debt obligations and similar securities which are part of a Fund's investment portfolio. This change could reduce a Fund's net asset value and distributions made by the Fund.

The foregoing discussion is only a summary of some of the important Federal tax considerations generally affecting purchasers of the Funds' Shares. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Funds, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of the Funds' Shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign Shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Funds. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

                             PERFORMANCE INFORMATION
TOTAL RETURN

                              INSTITUTIONAL SHARES
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR THE PERIOD ENDED JANUARY 31, 2003



                                                                    INCEPTION      1         5        10       SINCE
                             FUND NAME                                DATE       YEAR      YEARS    YEARS    INCEPTION
                             ---------                              ---------    ----      -----    -----    ---------

Equity Index Fund                                                   11/2/92
  Return Before Taxes                                                           -23.27%    -1.64%   8.39%      8.74%
  Return After Taxes                                                            -26.66%    -2.18%   7.07%      7.42%
  Return After Taxes on  Distributions and Sale of Fund Shares                  -14.26%    -1.40%   6.43%      6.75%
Institutional Money Market Fund                                     4/11/00
  Return Before Taxes                                                             1.72%      --      --        3.80%
Institutional Government Money Market Fund                          6/2/97
  Return Before Taxes                                                             1.42%     4.18%    --        4.32%
U.S. Treasury Money Market Fund                                     12/12/88
  Return Before Taxes                                                             1.34%     4.09%   4.30%      4.90%
Municipal Money Market Fund                                         9/7/83
  Return Before Taxes                                                             1.08%     2.55%    2.52%      3.47%



                                  SELECT SHARES
                           AVERAGE ANNUAL TOTAL RETURN
                      FOR THE PERIOD ENDED JANUARY 31, 2003

                                                                       INCEPTION      1       5        10       SINCE
                             FUND NAME                                   DATE       YEAR    YEARS    YEARS    INCEPTION
                             ---------                                 ---------    ----    -----    -----    ---------
Equity Index Fund +                                                    10/17/03
  Return Before Taxes                                                              -23.34%  -1.72%   8.34%      8.67%
  Return After Taxes                                                               -23.73%  -2.27%   7.01%      7.36%
  Return After Taxes on  Distributions and Sale of Fund Shares                     -14.30%  -1.47%   6.38%      6.69%



                                PREFERRED SHARES
                           AVERAGE ANNUAL TOTAL RETURN
                      FOR THE PERIOD ENDED JANUARY 31, 2003



                                                                       INCEPTION      1       5        10       SINCE
                             FUND NAME                                   DATE       YEAR    YEARS    YEARS    INCEPTION
                             ---------                                 ---------    ----    -----    -----    ---------
Equity Index Fund +                                                    10/17/03
  Return Before Taxes                                                              -23.39%  -1.79%   8.28%     8.62%
  Return After Taxes                                                               -23.78%  -2.34%   6.96%     7.31%
  Return After Taxes on  Distributions and Sale of Fund Shares                     -14.33%  -1.52%   6.34%     6.65%




                                  TRUST SHARES
                           AVERAGE ANNUAL TOTAL RETURN
                      FOR THE PERIOD ENDED JANUARY 31, 2003



                                                                       INCEPTION      1       5        10       SINCE
                             FUND NAME                                   DATE       YEAR    YEARS    YEARS    INCEPTION
                             ---------                                 ---------    ----    -----    -----    ---------
Equity Index Fund +                                                    10/17/03
  Return Before Taxes                                                              -23.46%  -1.89%    8.18%    8.52%
  Return After Taxes                                                               -23.85%  -2.43%    6.86%    7.21%
  Return After Taxes on  Distributions and Sale of Fund Shares                     -14.38%  -1.60%    6.25%    6.56%




                                       37


                                 ADVISOR SHARES
                           AVERAGE ANNUAL TOTAL RETURN
                      FOR THE PERIOD ENDED JANUARY 31, 2003


                                                                       INCEPTION      1       5        10       SINCE
                             FUND NAME                                   DATE       YEAR    YEARS    YEARS    INCEPTION
                             ---------                                 ---------    ----    -----    -----    ---------

Equity Index Fund+                                                     10/29/01
  Return Before Taxes                                                             -23.61%   -2.11%   7.93%     8.26%
  Return After Taxes                                                              -23.95%   -2.64%   6.61%     6.96%
  Return After Taxes on  Distributions and Sale of Fund Shares                    -14.47%   -1.77%   6.04%     6.34%



                                 CLASS A SHARES
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR THE PERIOD ENDED JANUARY 31, 2003


                                                                       INCEPTION      1       5        10       SINCE
                             FUND NAME                                   DATE       YEAR    YEARS    YEARS    INCEPTION
                             ---------                                 ---------    ----    -----    -----    ---------


Equity Index Fund                                                      11/25/92
  Without Load Before Taxes                                                        -23.46%  -1.89%   8.16%     8.29%
  With Load Before Taxes                                                           -27.28%  -2.90%   7.61%     7.75%
  Return After Taxes With Load                                                     -27.61%  -3.36%   6.37%     6.51%
  Return After Taxes on  Distributions and Sale of Fund Shares
  With Load                                                                        -16.72%  -2.36%   5.79%     5.91%
Municipal Money Market Fund                                            9/7/83
  Without Load Before Taxes                                                          1.01%   2.50%   2.50%     3.46%



                                 CLASS B SHARES
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR THE PERIOD ENDED JANUARY 31, 2003


                                                                       INCEPTION      1       5        10       SINCE
                             FUND NAME                                   DATE       YEAR    YEARS    YEARS    INCEPTION
                             ---------                                 ---------    ----    -----    -----    ---------

Equity Index Fund +                                                    10/29/01
  Without Load Before Taxes                                                        -24.06%  -2.63%   7.37%     7.70%
  With Load Before Taxes                                                           -27.82%  -3.01%   7.37%     7.70%
  Return After Taxes With Load                                                     -28.07%  -3.52%   6.08%     6.42%
  Return After Taxes on  Distributions and Sale of Fund Shares
  With Load                                                                        -17.06%  -2.45%   5.57%     5.88%




                                 CLASS C SHARES
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR THE PERIOD ENDED JANUARY 31, 2003


                                                                       INCEPTION      1       5        10       SINCE
                             FUND NAME                                   DATE       YEAR    YEARS    YEARS    INCEPTION
                             ---------                                 ---------    ----    -----    -----    ---------

Equity Index Fund +                                                    10/29/01
  Without Load Before Taxes                                                        -24.03%  -2.62%   7.38%      7.71%
  With Load Before Taxes                                                           -24.03%  -2.62%   7.38%      7.71%
  Return After Taxes With Load                                                     -24.29%  -3.12%   6.08%      6.43%
  Return After Taxes on  Distributions and Sale of Fund Shares
  With Load                                                                        -14.73%  -2.15%   5.58%      5.88%




+ For the period prior to the class inception date, the quoted performance represents the performance of the oldest class of shares in the Fund, adjusted to reflect the expenses and sales charges for the respective class of shares. Please see the prospectus for additional details.

                             PERFORMANCE COMPARISONS

Each Fund's performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates and market value of portfolio securities; changes in each Fund's expenses; and various other factors.

Each Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return as described above.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

o Consumer Price Index is a measure of price changes in consumer goods and services such as gasoline, food, and automobiles.

o Dow Jones Industrial Average (the "DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole. (Quality Growth, Balanced, Mid Cap Growth, and Disciplined Large Cap Value Funds)

o Europe, Australia, and Far East ("EAFE") is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. EAFE is monitored by Capital International, S.A., Geneva, Switzerland. (International Equity Fund)

o Lehman Brothers Municipal Bond Index is an unmanaged broad market performance benchmark for the tax-exempt bond market, the bonds included in this index must have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the Alternative Minimum tax.

o Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

o Lehman Brothers 5-Year Municipal Bond Index includes fixed-rate debt obligations of state and local government entities. The securities have maturities not less than four years but no more than six years, are investment grade and are selected from issues larger than $50 million dated since 1984. (Ohio Municipal Bond and Municipal Bond Funds)

o Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation, and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included. (Government Securities, Balanced, Bond, and Intermediate Bond Funds)

o Lehman Brothers Government/Credit (Total) Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers, Inc., the index calculates total returns for one-month, three- month, twelve-month and ten-year periods and year-to-date. (Government Bond, Balanced, Bond, and Intermediate
         Bond Funds)

o Lehman Brothers Government/Credit Bond Index is an unmanaged index composed of all bonds that are investment grade rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's. Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

o Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

o Lehman Brothers 3-Year General Obligations Index is an unmanaged index investment grade fixed rate debt obligations issued by state and local government entities, with maturities of no more than four years.

o Lehman Brothers 5-Year General Obligations Index is an unmanaged index generally representative of investment grade fixed rate debt obligations issued by state and local government entities, with maturities of no more than six years.

o Lehman Brothers 7-Year Municipal Bond Index includes fixed-rate debt obligations of state and local government entities. The securities have maturities between seven and eight years, are investment grade and are selected from issues larger than $50 million dated since 1984. (Ohio Municipal Bond and Municipal Bond Funds)

o Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the applicable funds category in advertising and sales literature. (All Funds)

o Merrill Lynch Composite 1-5 Year Treasury Index is comprised of approximately 66 issues of U.S. Treasury securities maturing between 1 and 4.99 years, with coupon rates of 4.25% or more. These total return figures are calculated for one-, three-, six-, and twelve-month periods and year-to-date and include the value of the bond plus income and any price appreciation or depreciation. (U.S. Government Bond Fund)

o Merrill Lynch Corporate and Government Index includes issues which must be in the form of publicly placed, non-convertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., in the BBB/Baa major rating category or better). (Balanced, Bond, and Intermediate Bond Funds)

o Merrill Lynch Domestic Master Index includes issues which must be in the form of publicly placed, non-convertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/ coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., in the BBB/Baa major rating category or better). (Balanced, Bond and Intermediate Bond Funds)

o Merrill Lynch 1-3 Year Government Corporate Index is an unmanaged index which measures the performance of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

o Merrill Lynch 3-Year Treasury Yield Curve Index is an unmanaged index comprised of the most recently issued 3-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date. (Government Bond Fund)

o Merrill Lynch 3-5 Year Treasury Index is comprised of approximately 24 issues of intermediate-term U.S. government and U.S. Treasury securities with maturities between 3 and 4.99 years and coupon rates above 4.25%. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date. (Government Bond Fund)

o Merrill Lynch 100 Technology Index is an unmanaged equal-dollar weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and American Depository Receipts.

o Morningstar, Inc., an independent rating service, is the publisher of the bi- weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ- listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks. (All Funds)

o Salomon Brothers AAA-AA Corporate Index calculates total returns of approximately 775 issues which include long-term, high-grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and issued by companies in industry, public utilities, and finance. (Balanced, Bond, and Intermediate Bond Funds)

o Salomon Brothers 3-5 Year Government Index quotes total returns for U.S. Treasury issues (excluding flower bonds) which have maturities of three to five years. These total returns are year-to-date figures which are calculated each month following January 1. (Government Bond Fund)

o S&P/BARRA Growth Index is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with higher price-to- book ratios (one distinction associated with "growth stocks"). The index is maintained by S&P in conjunction with BARRA, an investment technology firm. (Quality Growth, Balanced, Mid Cap Growth, and Disciplined Large Cap Value Funds)

o S&P Mid Cap Growth 400 Index is comprised of the 400 common stocks issued by medium- sized domestic companies whose market capitalizations range from $200 million to $5 billion. The stocks are selected on the basis of the issuer's market size, liquidity and industry group representation. (Mid Cap Growth Fund)

o Standard & Poor's Ratings Group Daily Stock Price Indices of 500 and 400 Common Stocks are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures. (Quality Growth, Balanced, Mid Cap Growth, Large Cap Opportunity, and Disciplined Large Cap Value Funds)

o Standard & Poor's 500 Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

o Standard & Poor's Mid Cap 400 Index is an unmanaged index comprised of 400 domestic stocks chosen for market size (median market capitalization of $676 million), liquidity and industry group representation.

o Wilshire Mid Cap 750 Index is a subset of the Wilshire 5000 index of common stocks. The Mid Cap 750 index consists of those Wilshire 5000 companies ranked between 501 and 1,250 according to market capitalization. The index ranges in market capitalization from $400 million to $1.7 billion. (Mid Cap Growth Fund)

o Consumer Price Index is an unmanaged index measuring price increases in a standardized "market basket" of goods.

o Lehman Brothers Three-Year General Obligation Municipal Bond Index is an unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities.

o Lehman Brothers Five-Year General Obligation Municipal Bond Index is an unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities with maturities of not less than four years but no more than six years.

o Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of U.S. Treasury issues and publicly issued debt of U.S. Government agencies with maturities of one to three years.

o Lehman Brothers Intermediate Credit Index includes all publicly issued, fixed rate, nonconvertible investment grade dollar-denominated, SEC-registered corporate debt. Included among Yankees is debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies, or international agencies.

o Lehman Brothers Intermediate Government Bond Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with minimum outstanding principal of $1 million and minimum maturity of one year and maximum maturity of ten years are included.

o Lehman Brothers Long Government/Credit Bond Index is an unmanaged index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies;

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         corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates 22 years.

o Lipper Multi-Cap Value Funds Index is comprised of the top 25 to 30 managed mutual funds that, by portfolio practice, invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap funds will generally have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

o Lipper Small-Cap Value Funds Index is comprised of the top 25 to 30 managed mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of S&P SuperComposite 1500 Index.

o Lipper Science & Technology Funds Index is comprised of the top 25 to 30 managed mutual funds that invests 65% of its equity portfolio in science and technology stocks

o The Morgan Stanley Capital International (MSCI) indices measure performance for a diverse range of developed country global stock markets including the

o        United States, Canada, Europe, Australia, New Zealand and the Far East.
         The foundation of the various MSCI indices is a database of approximately 1,500 companies listed on the stock exchanges of the 24 countries for which there are MSCI national indices. The indices are capitalization weighted. Furthermore, companies included in the indices replicate the industry composition of each local market and, in addition, represent samplings of large-, medium- and small-capitalization companies from each local market, taking into account the stocks' liquidity.

o Morgan Stanley Capital International (MSCI) Europe Index is an unmanaged, market value-weighted average of the performance of over 500 securities listed on the stock exchanges of 15 countries in the European region.

o Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America.

o Morgan Stanley Capital International (MSCI) World Index is an unmanaged index representing the stock markets of 23 countries, comprising 1482 securities-with values expressed in U.S. dollars.

o Morgan Stanley Capital International Pacific Rim Index is an unmanaged index representative of stocks in their respective regions.

o Morgan Stanley High Tech Index is an unmanaged index generally representative of the high-tech sector of the U.S. stock market.

o Morgan Stanley High-Technology 35 Index is an unmanaged broad market technology index composed purely of electronics-based companies.

o Russell 1000 Growth Index is an unmanaged index that measures the performance of the securities found in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

o Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 of the largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

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

o Russell 1000 Value Index is comprised of the securities found in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

o Russell 2000 Growth Index is an unmanaged index comprised of the securities found in the Russell 2000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios.

o Russell 2000 Value Index is an unmanaged index comprised of the securities found in the Russell 2000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios.

o Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

o Russell 3000 Value Index is an unmanaged index that measures the performance of the companies found in the Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes.

o Russell Midcap Growth Index is an unmanaged index that measures the performance of the companies found in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth index.


o Russell Midcap Value Index is an unmanaged index that measures the performance of the companies found in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

o Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies found in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The companies which comprise this index have high price-to-book ratios and higher forecasted growth values.

o Ryan Labs Treasury Index is an equal weighted index of all Treasuries having maturities longer than one year.

o Value Line Arithmetic Index is an equal weighted index of more than 1,700 stocks followed by Value Line Publishing, Inc.

o        91-day Treasury Bill return tracks the investment return paid on U.S.
         Treasury bills maturing in 91 days.

o 90-Day U. S. Treasury Bills (represented by the U.S. Treasury Bill Total Return Index) are government guaranteed and offer a fixed rate of return. Return and principal of stocks and bonds will vary with market conditions. Treasury bills are less volatile than longer term fixed-income securities and are guaranteed as to timely payment of principal and interest by the U.S. Government.

Advertisements and other sales literature for the Funds may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Funds based on monthly/quarterly reinvestment of dividends over a specified period of time.

Advertisements may quote performance information which does not reflect the effect of the sales load.

                              FINANCIAL STATEMENTS

The financial statements and related independent auditor's report for the Institutional shares, Advisor shares, Class A shares, Class B shares and Class C shares of the Equity Index Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, U.S. Treasury Money Market Fund and Municipal Money Market Fund for the fiscal year ended July 31, 2002 are incorporated herein by reference to the Annual Report to Shareholders of the Fifth Third Funds dated July 31, 2002 and the Semi-Annual Report to Shareholders of the Fifth Third Funds dated January 31, 2003 (File Nos. 33-24848 and 811-5669). Copies of the Annual Report and Semi-Annual Report may be obtained without charge by contacting the Trust at the address located on the back cover of the prospectus.

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

The Select, Preferred and Trust shares of the Equity Index Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, U.S. Treasury Money Market Fund and Municipal Money Market Fund are newly offered and do not have a financial history.

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

                                    APPENDIX

STANDARD AND POOR'S RATINGS GROUP CORPORATE AND MUNICIPAL BOND RATING
DEFINITIONS

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications,

MOODY'S INVESTORS SERVICE, INC. CORPORATE AND MUNICIPAL BOND RATING DEFINITIONS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3, in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA

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

categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

STANDARD AND POOR'S RATINGS GROUP MUNICIPAL NOTE RATING DEFINITIONS

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

SP-3--Speculative capacity to pay principal and interest.

MOODY'S INVESTORS SERVICE SHORT-TERM LOAN RATING DEFINITIONS

MIG1/VMIGI--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-I+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F- I + and F- 1 categories.

STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

Prime-1 --Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

o        Leading market positions in well-established industries.

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

o        High rates of return on funds employed.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

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